UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	1/31/2017

Item 1.   Schedule of Investments

Prudential Absolute Return Bond Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 84.5%
ASSET-BACKED SECURITIES — 26.8%
Collateralized Loan Obligations — 12.3%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.473	%(a)	07/15/26	13,250	$13,215,330
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B1, 144A	3.030	%(a)	07/20/26	5,000	4,995,960
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B2, 144A	4.580%		07/20/26	1,000	982,438
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.623	%(a)	10/15/26	9,750	9,776,512
Atlas Senior Loan Fund CLO Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.563	%(a)	10/15/26	250	250,518
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.441	%(a)	10/22/25	5,450	5,473,004
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.623	%(a)	10/17/26	12,500	12,521,335
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.554	%(a)	04/18/27	12,500	12,501,014
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A2B, 144A	3.339%		07/15/24	10,000	9,991,301
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	2.773	%(a)	04/17/25	5,250	5,204,826
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.020%		04/17/25	6,200	5,995,683
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.473	%(a)	07/15/26	7,600	7,590,658
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A(b)	3.280%		01/25/27	11,000	10,830,389
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2B, 144A	3.070%		04/25/25	2,000	1,978,347
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.563	%(a)	04/15/27	12,000	12,010,771
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class B, 144A	3.123	%(a)	10/15/26	7,250	7,187,488
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330%		09/18/24	8,000	8,032,324
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 144A	3.850%		03/18/26	2,000	2,011,602
OneMain Financial Issuance Trust, Series 2015-2A, Class B, 144A	3.100%		07/18/25	5,246	5,183,398
Oportun Funding IV LLC, Series 2016-C, Class B, 144A	4.850%		11/08/21	6,665	6,614,756
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.530	%(a)	07/20/27	12,000	12,023,914
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	2.161	%(a)	02/20/25	1,000	1,001,146
Regatta Funding LP (Cayman Islands), Series 2013-2A, Class A1R, 144A	2.563	%(a)	01/15/29	7,250	7,243,775
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.543	%(a)	04/15/26	1,500	1,507,175
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.503	%(a)	07/17/26	19,500	19,544,011
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.473	%(a)	10/15/26	2,729	2,718,850
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.581	%(a)	10/20/23	550	550,915
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	2.474	%(a)	01/18/26	4,750	4,758,981
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	4.439	%(a)	10/30/23	1,750	1,751,393

					193,447,814

Non-Residential Mortgage-Backed Securities — 3.0%
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.331	%(a)	05/05/27	15,250	15,238,294
OZLM Funding XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A	2.406	%(a)	01/20/29	22,750	22,732,009
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29	135	134,666
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.556	%(a)	08/17/22	250	249,510
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	3,430	3,420,728
Springleaf Funding Trust, Series 2015-AA, Class C, 144A	5.040%		11/15/24	6,000	6,050,205

					47,825,412

Residential Mortgage-Backed Securities — 11.5%
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A2	1.971	%(a)	10/25/34	3,823	3,806,425
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A5	1.851	%(a)	10/25/34	2,041	1,954,377
Accredited Mortgage Loan Trust, Series 2005-3, Class M1	1.210	%(a)	09/25/35	1,277	1,264,653
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.671	%(a)	09/25/33	522	489,326
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	2.106	%(a)	02/25/33	1,902	1,808,735
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-10, Class AV1	1.516	%(a)	12/25/33	3,891	3,783,003
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R10, Class A2C	1.101	%(a)	01/25/36	381	377,235
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.771	%(a)	11/25/32	867	847,993
Argent Securities, Inc., Series 2003-W5, Class M1	1.806	%(a)	10/25/33	45	42,489
Argent Securities, Inc., Series 2003-W7, Class M1	1.791	%(a)	03/25/34	1,269	1,178,994
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W8, Class M1	1.806	%(a)	12/25/33	916	832,890
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W9, Class M1	1.791	%(a)	01/25/34	2,195	2,054,555
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AF	4.123	%(a)	05/25/34	259	262,644
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV5	1.571	%(a)	05/25/34	587	555,348
Asset Backed Funding Certificates, Series 2004-OPT5, Class A1	1.471	%(a)	06/25/34	1,489	1,407,938
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2	1.451	%(a)	11/25/33	1,758	1,677,942
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B	1.731	%(a)	11/25/33	3,546	3,233,621
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	1.581	%(a)	06/25/34	3,217	3,044,932
Bayview Opportunity Master Fund liib NPL Trust, Series 2015-NPLA, Class A, 144A	3.721%		07/28/35	8,289	8,298,898
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.776	%(a)	06/25/34	1,100	1,021,849
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2	2.346	%(a)	12/25/34	4,424	4,341,871

Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A1	1.431	%(a)	10/25/32	1,523	1,492,096
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class A2	1.951	%(a)	06/25/43	157	154,229
Bear Stearns Asset-Backed Securities Trust, Series 2003-HE1, Class M1	1.851	%(a)	01/25/34	2,418	2,358,708
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.626	%(a)	07/25/34	5,039	4,836,289
Chase Funding Trust, Series 2002-3, Class 2A1	1.411	%(a)	08/25/32	322	294,209
Chase Funding Trust, Series 2003-4, Class 1A5	5.317	%(a)	05/25/33	881	904,106
Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT1, Class M1	1.401	%(a)	02/25/35	317	299,789
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5	5.010	%(a)	11/25/34	108	111,156
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	1.821	%(a)	07/25/33	1,137	1,081,789
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.821	%(a)	11/25/34	866	830,783
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	1.521	%(a)	03/25/34	191	184,383
Countrywide Asset-Backed Certificates, Series 2004-3, Class 1A	1.191	%(a)	08/25/34	8,662	7,851,703
Countrywide Asset-Backed Certificates, Series 2004-6, Class 1A1	1.311	%(a)	12/25/34	2,270	2,150,348
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1	3.379	%(a)	12/25/32	185	181,499
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	1.776	%(a)	11/25/33	851	811,875
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB1, Class AF1	4.520%		10/25/32	1,974	1,991,136
Finance America Mortgage Loan Trust, Series 2003-1, Class M1	1.821	%(a)	09/25/33	2,421	2,267,579
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.596	%(a)	08/25/34	7,054	6,702,682
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A2	1.531	%(a)	08/25/34	1,372	1,282,464
Fremont Home Loan Trust, Series 2004-4, Class M1	1.566	%(a)	03/25/35	2,512	2,387,134
GSAMP Trust, Series 2003-HE2, Class A1A, 144A	1.371	%(a)	08/25/33	1,063	990,925
GSAMP Trust, Series 2004-AR1, Class A2B	1.971	%(a)	06/25/34	1,422	1,406,271
GSAMP Trust, Series 2004-FM1, Class M1	1.746	%(a)	11/25/33	309	292,137
GSAMP Trust, Series 2004-FM2, Class M1	1.521	%(a)	01/25/34	2,111	2,009,738
GSAMP Trust, Series 2004-NC2, Class A1B	1.671	%(a)	10/25/34	1,787	1,528,866
Home Equity Asset Trust, Series 2003-6, Class M1	1.821	%(a)	02/25/34	1,288	1,229,468
Home Equity Asset Trust, Series 2004-3, Class M1	1.626	%(a)	08/25/34	1,491	1,380,738
Home Equity Asset Trust, Series 2004-7, Class A2	1.611	%(a)	01/25/35	1,050	1,000,469
HSBC Home Equity Loan Trust U.S.A., Series 2007-3, Class A4	2.239	%(a)	11/20/36	536	536,291
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1	1.201	%(a)	12/25/35	916	903,902
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1	1.391	%(a)	08/25/33	1,464	1,367,687
Long Beach Mortgage Loan Trust, Series 2004-2, Class A1	1.196	%(a)	06/25/34	985	896,131
Mastr Asset-Backed Securities Trust, Series 2003-OPT1, Class M2	3.546	%(a)	12/25/32	1,459	1,439,119
Mastr Asset-Backed Securities Trust, Series 2003-WMC2, Class M2	3.231	%(a)	08/25/33	1,126	1,115,764

Mastr Asset-Backed Securities Trust, Series 2005-NC1, Class M1	1.491	%(a)	12/25/34	8,247	7,657,815
Merrill Lynch Mortgage Investors Trust, Series 2002-HE1, Class A1	1.771	%(a)	08/25/32	3,634	3,536,464
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	1.791	%(a)	10/25/33	3,977	3,756,547
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	1.971	%(a)	06/25/33	767	751,718
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.821	%(a)	09/25/33	729	697,984
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.791	%(a)	10/25/33	982	935,950
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.626	%(a)	03/25/34	722	684,097
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.671	%(a)	05/25/34	6,038	5,792,361
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.716	%(a)	06/25/34	1,012	962,691
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC3, Class M1	1.566	%(a)	03/25/34	2,505	2,358,225
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.671	%(a)	05/25/34	321	299,007
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1	1.671	%(a)	07/25/34	2,092	1,994,227
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.641	%(a)	11/25/34	1,941	1,806,771
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.701	%(a)	06/25/34	152	148,373
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class A2C	1.101	%(a)	12/25/35	218	212,854
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class C, 144A	3.910%		08/16/21	4,100	4,099,199
Option One Mortgage Accep Corp. Asset-Backed Certificates, Series 2003-3, Class A1	1.351	%(a)	06/25/33	1,814	1,707,780
Option One Mortgage Accep Corp. Asset-Backed Certificates, Series 2003-4, Class A2	1.411	%(a)	07/25/33	838	779,670
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.671	%(a)	01/25/34	1,980	1,830,780
Option One Mortgage Loan Trust, Series 2005-1, Class A4	1.571	%(a)	02/25/35	333	331,492
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3	1.611	%(a)	01/25/36	1,500	1,480,339
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCW1, Class M1	1.221	%(a)	09/25/35	1,126	1,118,812
RAMP Trust, Series 2005-EFC3, Class M3	1.261	%(a)	08/25/35	901	891,410
RASC Trust, Series 2005-KS3, Class M4	1.476	%(a)	04/25/35	934	931,951
RASC Trust, Series 2005-KS11, Class M1	1.171	%(a)	12/25/35	800	788,395
Saxon Asset Securities Trust, Series 2005-3, Class M1	1.216	%(a)	11/25/35	466	463,108
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.551	%(a)	02/25/34	1,433	1,348,119
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.536	%(a)	02/25/34	4,789	4,483,343
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	1.671	%(a)	11/25/34	1,824	1,713,993
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1	1.596	%(a)	05/25/35	2,716	2,565,313
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1	1.701	%(a)	07/25/35	1,635	1,574,324

Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A2C	1.751	%(a)	10/25/35		1,432	1,389,058
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	1.571	%(a)	02/25/34		3,252	3,111,512
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.771	%(a)	09/25/34		2,123	2,022,686
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2	1.771	%(a)	09/25/34		4,010	3,890,719
Structured Asset Investment Loan Trust, Series 2005-3, Class M2	1.431	%(a)	04/25/35		1,643	1,614,859
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class M1	1.171	%(a)	11/25/35		36	35,804
Volt XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46		3,210	3,228,874
Volt XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57		5,308	5,324,724
Volt XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55		4,953	4,955,770

						179,834,299

TOTAL ASSET-BACKED SECURITIES (cost $418,941,451)						421,107,525

BANK LOANS(a) — 1.9%
Automotive — 0.1%
Chrysler Group LLC	3.270%		12/31/18		889	889,434

Chemicals — 0.2%
CeramTec GmbH (Germany)	3.750%		08/30/20	EUR	1,700	1,842,041
Macdermid, Inc.	5.000%		06/07/23		866	875,712

						2,717,753

Consumer — 0.2%
Motor Fuel Group (United Kingdom)	5.750%		07/15/22	GBP	3,000	3,790,188

Electric
Calpine Construction Finance Co. LP	3.248%		05/04/20		507	506,414

Foods — 0.1%
Albertsons LLC	4.248%		06/22/23		1,587	1,595,831

Healthcare & Pharmaceutical — 0.6%
CHS Community Health Systems, Inc.	3.425%		01/25/19		3,746	3,707,915
CHS Community Health Systems, Inc.	3.750%		12/31/19		121	114,496
CHS Community Health Systems, Inc.	4.039%		01/27/21		222	209,918
CHS Community Health Systems, Inc.	4.180%		12/31/18		1,254	1,237,001
Valeant Pharmaceuticals International, Inc.	5.270%		08/05/20		1,928	1,929,901
Valeant Pharmaceuticals International, Inc.	5.500%		04/01/22		1,872	1,875,355

						9,074,586

Retailers — 0.3%
Douglas Holding AG (Germany)	4.750%		08/13/22	EUR	2,000	2,188,698
Euro Garages (United Kingdom)	5.867%		01/30/23	GBP	2,100	2,630,250

						4,818,948

Technology — 0.3%
BMC Software Finance, Inc.	5.000%		09/10/20		2,191	2,185,261
First Data Corp.	2.779%		06/02/20		3,250	3,252,707
First Data Corp.	3.948%		07/10/22		210	211,189
First Data Corp.	3.997%		03/24/21		102	102,083

						5,751,240

Transportation — 0.1%
XPO Logistics, Inc.	4.250%		11/01/21	1,305	1,314,660

TOTAL BANK LOANS (cost $32,064,449)					30,459,054

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.7%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.647	%(a)	04/10/49	773	774,177
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	1,605	1,629,140
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366	%(a)	12/11/49	5,869	5,864,385
COMM Mortgage Trust, Series 2012-CR1, Class XA, IO	2.013	%(a)	05/15/45	12,477	959,570
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	265	267,570
COMM Mortgage Trust, Series 2014-UBS2, Class XB, IO, 144A	0.138	%(a)	03/10/47	171,811	1,599,698
COMM Mortgage Trust, Series 2015-LC19, Class XB, IO, 144A	0.269	%(a)	02/10/48	123,049	2,383,521
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.096	%(a)	12/10/49	1,161	1,183,861
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XB, IO	0.256	%(a)	04/15/50	66,743	1,281,713
DBWF Mortgage Trust, Series 2016-85T, Class E, 144A (original cost $13,906,686; purchased 12/09/16)(b)(c)	3.808	%(a)	12/10/36	15,500	13,981,924
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.123	%(a)	04/25/20	4,478	121,564
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.620	%(a)	06/25/20	21,447	851,491
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class X1, IO	0.302	%(a)	10/25/20	20,962	133,095
FHLMC Multifamily Structured Pass-Through Certificates, Series K018, Class X1, IO	1.391	%(a)	01/25/22	15,843	870,679
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.439	%(a)	05/25/22	20,698	1,283,231
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.479	%(a)	06/25/22	4,267	276,648
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.882	%(a)	10/25/22	94,595	3,854,188
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.369	%(a)	03/25/26	23,307	2,328,944
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.758	%(a)	05/25/19	464	14,832
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.691	%(a)	07/25/19	3,791	123,377
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XB, IO, 144A	0.496	%(a)	02/10/46	103,126	2,851,362
GS Mortgage Securities Corp. II, Series 2014-GC20, Class XB, IO	0.338	%(a)	04/10/47	28,307	822,975
GS Mortgage Securities Trust, Series 2013-GC12, Class XB, IO	0.542	%(a)	06/10/46	37,400	1,127,644
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XB, IO	0.319	%(a)	08/15/47	45,056	1,034,792
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XB, IO	0.447	%(a)	02/15/48	52,766	1,610,044
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4	5.794	%(a)	02/12/51	38	37,993
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4	5.759	%(a)	06/15/49	706	708,213

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.605%(a)	04/15/46		34,956	1,065,942
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XB, IO, 144A	0.238%(a)	08/15/45		65,968	889,447
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XB, IO, 144A	0.497%(a)	12/15/48		68,276	1,651,672
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A1A	5.312%	03/15/44		26	25,577
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class B, 144A	2.517%(a)	08/14/31		8,400	8,413,885
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class XB, IO, 144A	0.402%(a)	04/10/46		140,883	3,294,478
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509%	04/15/47		914	912,787
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%	04/15/47		3,415	3,420,214
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.717%(a)	06/15/49		1,753	1,755,346
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.965%(a)	02/15/51		143	143,790
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608%(a)	05/15/46		4,744	4,810,681

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $77,351,189)					74,360,450

CORPORATE BONDS — 35.8%
Airlines — 0.7%
American Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass Through Certificates(d)	4.000%	01/15/27		2,964	3,015,861
Continental Airlines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%	10/19/23		920	1,010,179
Continental Airlines, Inc., Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.000%	04/29/26		106	108,018
Continental Airlines, Inc., Pass-Through Trust, Series 2012-3, Class C, Pass-Through Certificates	6.125%	04/29/18		3,000	3,124,500
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%	02/10/24		759	872,428
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%	10/15/20		68	71,351
United Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.300%	02/15/27		2,210	2,282,117

					10,484,454

Auto Manufacturers — 0.2%
General Motors Co., Sr. Unsec’d. Notes	6.250%	10/02/43		2,230	2,473,097
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	2.200%	01/15/24	EUR	450	485,777

					2,958,874

Auto Parts & Equipment — 0.5%
Lear Corp., Gtd. Notes(e)	5.250%	01/15/25		5,375	5,703,413
Lear Corp., Gtd. Notes(e)	5.375%	03/15/24		1,410	1,484,025

					7,187,438

Banks — 5.5%
Bank of America Corp., Jr. Sub. Notes(e)	5.125%(a)	12/31/49		2,175	2,177,719
Bank of America Corp., Jr. Sub. Notes	6.100%(a)	12/31/49		8,820	9,194,850
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443%(a)	01/20/48		1,560	1,552,769

Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%	01/21/44		690	748,487
Citigroup, Inc., Jr. Sub. Notes	5.950%(a)	12/31/49		12,685	13,128,975
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%	07/15/39		1,455	2,163,982
Citigroup, Inc., Sub. Notes	3.500%	05/15/23		510	508,566
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%	09/15/22		1,600	1,611,922
Credit Suisse New York (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%	09/09/24		2,375	2,385,631
Discover Bank, Sr. Unsec’d. Notes	4.200%	08/08/23		5,500	5,724,394
Discover Bank, Sub. Notes	7.000%	04/15/20		800	889,898
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375%(a)	12/31/49		5,225	5,345,175
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%	02/01/41		345	430,128
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%	07/08/44		2,105	2,205,524
JPMorgan Chase & Co., Jr. Sub. Notes	5.150%(a)	12/31/49		3,725	3,645,844
JPMorgan Chase & Co., Jr. Sub. Notes	6.000%(a)	12/31/49		7,707	7,918,942
JPMorgan Chase & Co., Jr. Sub. Notes	6.100%(a)	12/31/49		3,400	3,506,386
JPMorgan Chase & Co., Jr. Sub. Notes	7.900%(a)	04/29/49		130	133,900
Morgan Stanley, Jr. Sub. Notes	5.450%(a)	07/29/49		13,110	13,306,650
Morgan Stanley, Sr. Unsec’d. Notes	4.375%	01/22/47		2,435	2,407,621
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%	07/24/42		700	880,093
Morgan Stanley, Sub. Notes, MTN	4.100%	05/22/23		1,710	1,756,849
People’s United Bank, Sub. Notes	4.000%	07/15/24		1,125	1,110,655
State Street Corp., Jr. Sub. Notes	5.250%(a)	12/31/49		3,555	3,674,981

					86,409,941

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%	01/15/39		250	380,023
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%	10/01/18		950	974,302
Constellation Brands, Inc., Gtd. Notes	6.000%	05/01/22		450	513,558
Molson Coors Brewing Co., Gtd. Notes	2.000%	05/01/17		50	50,106

					1,917,989

Biotechnology
Amgen, Inc., Sr. Unsec’d. Notes	4.663%	06/15/51		439	426,712
Celgene Corp., Sr. Unsec’d. Notes	2.125%	08/15/18		30	30,136

					456,848

Building Materials — 1.7%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A(b)	5.375%	11/15/24		5,825	6,007,031
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%	10/12/22		1,125	1,224,788
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, RegS	9.375%	10/12/22		600	653,220
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%	01/11/22	EUR	1,600	1,795,779
CeramTec Group GmbH (Germany), Gtd. Notes, 144A(b)	8.250%	08/15/21	EUR	500	575,781
CeramTec Group GmbH (Germany), Gtd. Notes, RegS(b)	8.250%	08/15/21	EUR	500	575,781
Griffon Corp., Gtd. Notes	5.250%	03/01/22		6,450	6,514,500
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.250%	03/01/21		3,090	3,274,161
Owens Corning, Inc., Gtd. Notes	4.200%	12/15/22		125	129,915
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A(b)	7.500%	02/15/19		3,120	3,120,000
US Concrete, Inc., Gtd. Notes	6.375%	06/01/24		2,400	2,535,000

					26,405,956

Chemicals — 0.9%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%	06/01/43		1,350	1,370,924
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41		170	197,653
Ashland, Inc., Sr. Unsec’d. Notes	6.875%	05/15/43		4,100	4,305,000

CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	1,765	1,513,487
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	1,300	1,137,500
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	160	168,600
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	125	137,813
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	15	15,234
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	125	136,649
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	95	150,098
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	1,210	1,218,338
LYB International Finance BV, Gtd. Notes(e)	4.875%	03/15/44	1,160	1,208,039
LYB International Finance BV, Gtd. Notes	5.250%	07/15/43	415	455,895
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	2,765	2,589,196

				14,604,426

Commercial Services — 0.7%
AMN Healthcare, Inc., Gtd. Notes, 144A	5.125%	10/01/24	550	551,375
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	1,925	2,014,031
ERAC USA Finance LLC, Gtd. Notes, 144A(b)	6.700%	06/01/34	110	133,335
ERAC USA Finance LLC, Gtd. Notes, 144A(b)	7.000%	10/15/37	1,725	2,188,130
Hertz Corp. (The), Gtd. Notes(e)	6.750%	04/15/19	1,153	1,147,235
United Rentals North America, Inc., Gtd. Notes(e)	5.500%	07/15/25	925	959,687
United Rentals North America, Inc., Gtd. Notes	5.500%	05/15/27	1,600	1,614,000
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	2,418	2,532,855

				11,140,648

Computers — 0.1%
NCR Corp., Gtd. Notes	6.375%	12/15/23	790	839,375

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc., Gtd. Notes(e)	7.000%	09/01/22	2,000	2,107,520

Diversified Financial Services — 0.6%
Capital One Bank USA NA, Sub. Notes	3.375%	02/15/23	2,065	2,065,399
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%	10/10/34	764	778,522
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%	05/15/19	25	26,967
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750%(a)	03/15/17	5,340	5,383,094
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43	175	178,935
Navient Corp., Sr. Unsec’d. Notes, MTN(e)	4.875%	06/17/19	1,155	1,162,946

				9,595,863

Electric — 2.0%
Calpine Corp., Sr. Unsec’d. Notes(e)	5.375%	01/15/23	2,175	2,142,375
Calpine Corp., Sr. Unsec’d. Notes(e)	5.750%	01/15/25	3,575	3,494,562
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19	1,650	1,683,000
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21	1,475	1,536,213
Duke Energy Carolinas LLC, First Ref. Mtge.	4.000%	09/30/42	50	49,890
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19	5,850	6,003,562
Dynegy, Inc., Gtd. Notes(e)	7.375%	11/01/22	8,350	8,245,625
FirstEnergy Corp., Sr. Unsec’d. Notes	2.750%	03/15/18	950	957,165
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44	800	874,335
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23	1,575	1,611,479
NRG Energy, Inc., Gtd. Notes(e)	6.250%	05/01/24	1,748	1,778,590
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23	823	847,690
NRG Energy, Inc., Gtd. Notes	7.625%	01/15/18	1,456	1,523,340
South Carolina Electric & Gas Co., First Mtge.	4.350%	02/01/42	130	132,832
Westar Energy, Inc., First Mtge.	4.100%	04/01/43	325	322,996

				31,203,654

Electronics — 0.5%
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22		1,045	1,081,575
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%	12/15/20		5,400	5,817,798
Techem Energy Metering Service GmbH & Co. KG (Germany), Gtd. Notes, 144A, MTN	7.875%	10/01/20	EUR	125	140,293
Techem GmbH (Germany), Sr. Sec’d. Notes, 144A	6.125%	10/01/19	EUR	200	223,010

					7,262,676

Entertainment — 2.1%
AMC Entertainment, Inc., Gtd. Notes(e)	5.750%	06/15/25		3,175	3,278,188
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24		5,050	5,201,500
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23		6,500	6,548,100
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22		3,200	3,288,000
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	7.000%	02/28/42	GBP	2,550	3,392,535
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(b)	5.000%	08/01/18		4,615	4,655,381
Scientific Games International, Inc., Gtd. Notes	10.000%	12/01/22		6,000	6,147,720

					32,511,424

Food — 1.2%
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%	06/15/23		5,250	5,381,250
JBS Investments GmbH (Brazil), Sr. Unsec’d. Notes, 144A	7.750%	10/28/20		2,650	2,802,375
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(b)(e)	7.250%	06/01/21		2,000	2,066,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A(b)	7.250%	06/01/21		1,000	1,033,000
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, RegS(b)	8.250%	02/01/20		1,500	1,537,500
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%	02/10/22		250	266,250
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%	08/15/22		2,000	2,122,500
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18		1,465	1,480,968
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%	08/01/21		2,400	2,505,384

					19,195,227

Forest & Paper Products — 0.5%
Georgia-Pacific LLC, Gtd. Notes, 144A(b)	5.400%	11/01/20		35	38,549
Georgia-Pacific LLC, Sr. Unsec’d. Notes(b)	7.375%	12/01/25		400	501,213
International Paper Co., Sr. Unsec’d. Notes	4.800%	06/15/44		2,770	2,803,910
International Paper Co., Sr. Unsec’d. Notes	6.000%	11/15/41		610	705,646
International Paper Co., Sr. Unsec’d. Notes	9.375%	05/15/19		100	115,442
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%	09/15/18		3,647	3,756,410

					7,921,170

Gas — 0.2%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43		1,375	1,366,695
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41		700	822,216
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43		125	130,450
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A(b)	6.375%	03/30/38		558	557,921
Sempra Energy, Sr. Unsec’d. Notes	2.300%	04/01/17		50	50,082

					2,927,364

Healthcare-Services — 2.9%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22		450	448,447
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42		325	311,951
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42		530	536,907
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43		120	120,166

Anthem, Inc., Sr. Unsec’d. Notes	5.100%	01/15/44	515	553,735
CHS/Community Health Systems, Inc., Gtd. Notes(e)	8.000%	11/15/19	5,300	4,717,000
Cigna Corp., Sr. Unsec’d. Notes	5.375%	02/15/42	350	395,157
HCA, Inc., Gtd. Notes	5.375%	02/01/25	4,500	4,590,000
HCA, Inc., Gtd. Notes(e)	5.875%	05/01/23	2,000	2,130,000
HCA, Inc., Sr. Sec’d. Notes(e)	5.250%	04/15/25	2,000	2,105,000
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	1,200	1,194,000
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	2,900	2,947,125
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	25	25,281
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%	11/15/20	4,500	4,823,167
LifePoint Hospitals, Inc., Gtd. Notes(e)	5.500%	12/01/21	3,875	3,971,875
MEDNAX, Inc., Gtd. Notes, 144A	5.250%	12/01/23	2,650	2,736,125
Select Medical Corp., Gtd. Notes(e)	6.375%	06/01/21	7,821	7,742,790
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	2,125	2,136,964
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	600	630,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes(e)	8.125%	04/01/22	1,700	1,717,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	175	170,392
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(e)	4.375%	03/15/42	1,055	1,080,881

				45,084,713

Home Builders — 1.6%
CalAtlantic Group, Inc., Gtd. Notes	8.375%	05/15/18	4,553	4,883,092
KB Home, Gtd. Notes(e)	7.500%	09/15/22	3,425	3,707,563
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	5,850	6,120,972
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26	4,000	4,090,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21	6,700	6,882,160

				25,683,787

Insurance — 1.3%
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.950%	10/15/36	215	242,647
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.100%	10/01/41	280	323,688
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%	06/15/23	1,975	2,072,764
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%	08/01/44	1,000	987,678
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%	05/01/22	75	81,496
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%	05/01/42	1,530	1,857,446
Lincoln National Corp., Sr. Unsec’d. Notes(e)	7.000%	06/15/40	695	888,147
Markel Corp., Sr. Unsec’d. Notes	4.900%	07/01/22	2,020	2,180,990
Markel Corp., Sr. Unsec’d. Notes	5.000%	03/30/43	3,125	3,109,513
Principal Financial Group, Inc., Gtd. Notes	4.350%	05/15/43	975	978,854
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250%	12/06/42	795	774,360
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A(d)	4.900%	09/15/44	1,950	2,107,008
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%	12/16/39	640	835,369
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A(b)	2.950%	11/01/19	1,720	1,750,047
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%	03/15/22	1,435	1,539,030

				19,729,037

Iron/Steel
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250%	08/10/26	638	685,850

Leisure Time — 0.1%
Silversea Cruise Finance Ltd. (Bahamas), Sr. Sec’d. Notes, 144A	7.250%	02/01/25		2,225	2,286,655

Lodging — 0.9%
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25		3,400	3,578,500
FelCor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23		1,050	1,086,750
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21		4,500	4,601,250
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22		75	75,587
Marriott International, Inc., Sr. Unsec’d. Notes	7.150%	12/01/19		550	620,465
MGM Resorts International, Gtd. Notes(e)	6.000%	03/15/23		3,600	3,870,000
MGM Resorts International, Gtd. Notes	6.625%	12/15/21		1,000	1,115,000

					14,947,552

Machinery-Diversified
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21		50	54,091

Media — 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(e)	5.750%	01/15/24		1,100	1,155,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%	05/01/23		2,625	2,723,437
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%	05/01/25		1,650	1,718,063
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27		5,075	5,384,270
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(e)	5.125%	12/15/21		4,000	4,055,000
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20		1,750	1,798,125
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384%	10/23/35		1,525	1,719,517
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.834%	10/23/55		485	569,654
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22		135	136,215
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(e)	6.500%	11/15/22		365	381,060
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18		1,040	1,097,200
Liberty Interactive LLC, Sr. Unsec’d. Notes(e)	8.250%	02/01/30		2,500	2,625,000
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%	07/28/17		3,000	3,057,630
TEGNA, Inc., Gtd. Notes, 144A	4.875%	09/15/21		1,625	1,665,625
Time Warner, Inc., Gtd. Notes	3.800%	02/15/27		1,350	1,316,758
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%	09/15/22	EUR	130	146,745
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A, MTN	5.125%	01/21/23	EUR	502	572,216
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(b)	6.750%	09/15/22		3,000	3,146,250
Videotron Ltd. (Canada), Gtd. Notes	5.000%	07/15/22		4,500	4,680,000
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%	06/15/24		2,400	2,508,000

					40,455,765

Mining — 0.6%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(e)	6.750%(a)	10/19/75		2,675	3,033,450
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%	12/15/20		2,375	2,428,437
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%	04/23/45		1,225	1,248,395
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%	04/16/40		2,575	2,828,465

					9,538,747

Miscellaneous Manufacturing — 0.2%
Actuant Corp., Gtd. Notes(e)	5.625%	06/15/22		3,075	3,171,094
General Electric Co., Sr. Unsec’d. Notes	4.125%	10/09/42		50	50,954
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%	09/15/17		50	50,052

					3,272,100

Oil & Gas — 0.8%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%	09/15/36		750	903,188
California Resources Corp., Gtd. Notes	6.000%	11/15/24		65	48,587
California Resources Corp., Sec’d. Notes, 144A(e)	8.000%	12/15/22		1,648	1,466,720
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%	09/15/42		1,070	955,299
Denbury Resources, Inc., Gtd. Notes(e)	5.500%	05/01/22		2,000	1,715,000
Nabors Industries, Inc., Gtd. Notes	4.625%	09/15/21		762	777,240
Nabors Industries, Inc., Gtd. Notes	6.150%	02/15/18		80	83,100
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%	12/15/21		500	523,622
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%	11/15/43		395	410,982
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%	03/01/41		1,390	1,552,541
Noble Holding International Ltd. (United Kingdom), Gtd. Notes(e)	2.500%	03/15/17		25	24,969
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%	02/14/22		1,750	1,898,416
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%	11/14/22		2,800	2,794,456

					13,154,120

Oil & Gas Services
Cameron International Corp., Sr. Unsec’d. Notes	5.950%	06/01/41		100	114,474

Packaging & Containers — 0.4%
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	1,825	2,204,047
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (New Zealand), Sr. Sec’d. Notes	5.750%	10/15/20		2,075	2,136,378
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		35	36,384
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22		1,190	1,293,303

					5,670,112

Pharmaceuticals — 0.7%
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		4,085	4,018,174
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35		4,020	3,963,511
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45		337	332,334
Catalent Pharma Solutions, Inc., Sr. Unsec’d. Notes, 144A	4.750%	12/15/24	EUR	980	1,108,741
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A(e)	6.125%	04/15/25		1,275	954,656

					10,377,416

Pipelines — 0.5%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20		227	238,350
DCP Midstream Operating LP, Gtd. Notes	2.500%	12/01/17		225	224,437
Enterprise Products Operating LLC, Sr. Unsec’d. Notes	4.950%	10/15/54		2,700	2,700,548
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	12/01/42		125	114,093
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21		1,950	2,068,991
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43		1,350	1,423,652
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21		1,700	1,778,625
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%	07/01/22		75	77,024

					8,625,720

Real Estate Investment Trusts (REITs) — 0.3%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17		100	100,280
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23		1,965	1,965,000

Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21		1,500	1,552,500
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24		2,000	1,932,500

					5,550,280

Retail — 1.6%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19		475	228,000
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45		1,765	1,941,202
CVS Health Corp., Sr. Unsec’d. Notes(e)	5.300%	12/05/43		475	532,359
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%	07/15/22	EUR	1,200	1,410,568
Dufry Finance SCA (Switzerland), Sr. Unsec’d. Notes, 144A	4.500%	08/01/23	EUR	2,400	2,770,409
L Brands, Inc., Gtd. Notes(e)	5.625%	02/15/22		8,425	8,817,605
Landry’s, Inc., Sr. Unsec’d. Notes, 144A(b)	6.750%	10/15/24		2,750	2,832,500
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%	02/15/43		755	590,997
PVH Corp., Sr. Unsec’d. Notes	4.500%	12/15/22		2,255	2,286,006
QVC, Inc., Sr. Sec’d. Notes(e)	5.125%	07/02/22		1,800	1,878,410
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(b)	8.000%	06/15/22		1,950	1,560,000

					24,848,056

Savings & Loans
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		325	327,641
Semiconductors — 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875%	01/15/27		2,905	2,882,846
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25		8,000	8,040,000
Sensata Technologies BV, Gtd. Notes, 144A	5.000%	10/01/25		2,750	2,748,625

					13,671,471

Software — 0.3%
First Data Corp., Gtd. Notes, 144A(e)	7.000%	12/01/23		4,150	4,401,075

Telecommunications — 2.1%
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	03/09/48		795	693,953
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46		1,520	1,388,394
AT&T, Inc., Sr. Unsec’d. Notes	4.800%	06/15/44		575	531,938
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		3,725	3,904,448
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150%	06/15/17		2,035	2,050,262
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A	6.000%	06/15/25		1,225	1,305,397
CommScope, Inc., Gtd. Notes, 144A(e)	5.000%	06/15/21		2,275	2,334,719
Digicel Group Ltd. (Jamaica), Gtd. Notes, 144A	6.750%	03/01/23		2,050	1,905,219
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS	8.250%	09/30/20		1,500	1,329,375
Sprint Communications, Inc., Gtd. Notes, 144A(e)	7.000%	03/01/20		2,000	2,172,500
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%	11/15/18		4,802	5,258,190
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%	04/03/18		1,885	1,904,792
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55		1,011	905,351
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%	08/21/54		3,010	2,842,289
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		1,300	1,397,594
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125%	04/30/18		2,335	2,510,293
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%	04/15/21	GBP	465	608,965

					33,043,679

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%	02/01/23		104	106,107

Transportation — 0.4%
AP Moeller-Maersk A/S (Denmark), Unsec’d. Notes, 144A	2.550%	09/22/19		2,450	2,451,759
Onorato Armatori SpA (Italy), Sr. Unsec’d. Notes, 144A(e)	7.750%	02/15/23	EUR	3,000	3,208,075
Union Pacific Corp., Sr. Unsec’d. Notes	3.799%	10/01/51		207	194,042

					5,853,876

Trucking & Leasing
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(b)	2.875%	07/17/18		450	455,382

TOTAL CORPORATE BONDS (cost $557,403,934)					563,068,553

MUNICIPAL BONDS — 0.9%
California — 0.5%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%	04/01/49		550	755,133
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.008%	07/01/39		3,610	4,489,107
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.574%	07/01/45		585	811,904
University of California, BABs, Revenue Bonds	5.770%	05/15/43		390	480,878
University of California, Taxable, Revenue Bonds, Series AP	3.931%	05/15/45		625	621,881
University of California, Taxable, Revenue Bonds, Series J	4.131%	05/15/45		675	670,309

					7,829,212

Colorado — 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%	11/01/50		1,190	1,552,117

Illinois
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%	01/01/40		360	472,108

New Jersey — 0.2%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs(e)	7.414%	01/01/40		2,000	2,900,760
Rutgers State University, BABs, Revenue Bonds	5.665%	05/01/40		200	235,754

					3,136,514

New York — 0.1%
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52		75	72,427
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%	06/15/44		400	519,656

					592,083

Ohio
Ohio State University, Taxable, Revenue Bonds, Series A	4.800%	06/01/2111		180	175,642

Texas
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427%	02/01/42		120	129,600

TOTAL MUNICIPAL BONDS (cost $13,878,911)					13,887,276

NON-CORPORATE FOREIGN AGENCIES — 1.4%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	1,350	1,358,100
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%	07/19/22	730	751,465
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	3,420	3,753,450
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A, MTN	9.125%	07/02/18	2,285	2,476,940
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	2,180	2,445,960
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%	08/07/19	2,250	2,526,187
National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes, RegS	8.875%	09/18/18	1,000	1,065,500
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.125%	01/17/22	200	206,300
Petrobras Global Finance BV (Brazil), Gtd. Notes	7.375%	01/17/27	560	581,392
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21	3,875	4,320,625
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%	05/15/17	325	328,250
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	7.750%	05/29/18	1,485	1,571,665

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $20,738,379)				21,385,834

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 8.3%
Banc of America Funding Corp., Series 2014-R2, Class 2A1, 144A	0.983%(a)	05/26/37	3,013	2,881,434
Banc of America Funding Corp., Series 2014-R5, Class 1A1, 144A	2.816%(a)	09/26/45	4,441	4,370,956
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	0.961%(a)	03/27/36	14,285	13,650,666
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A	0.946%(a)	05/27/36	3,635	3,501,011
Banc of America Funding Corp., Series 2015-R4, Class 4A1, 144A	3.500%(a)	07/26/36	3,747	3,749,224
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A3	3.216%(a)	02/25/37	264	261,766
CSMC Trust, Series 2016-RPL1, Class A1, 144A	3.742%(a)	12/26/46	7,058	7,116,131
CSMC Trust, Series 2016-12R, Class 1A1, 144A(f)	3.239%(a)	02/28/47	4,880	4,880,000
Fannie Mae Connecticut Avenue Securities, Series 2013-CO1, Class M2	6.021%(a)	10/25/23	3,540	3,982,822
Fannie Mae Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 144A	4.316%(a)	07/25/29	970	983,737
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3	4.071%(a)	10/25/27	2,000	2,134,066
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-DNA1, Class M2	4.029%	07/25/29	1,610	1,610,000
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.896%(a)	01/26/37	4,023	3,880,989
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.896%(a)	01/26/37	1,670	1,391,570
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A	0.896%(a)	10/26/36	4,848	4,623,903
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A	0.896%(a)	10/26/36	1,400	1,064,390
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	0.896%(a)	03/26/37	9,501	9,072,890
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	0.896%(a)	03/26/37	2,702	2,150,195
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	3.182%(a)	07/25/35	255	255,525

JPMorgan Resecuritization Trust, Series 2015-1, Class 6A1, 144A	1.051%(a)	12/27/45		3,120	3,008,261
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.771%(a)	03/01/20		7,580	7,597,092
LSTAR Securities Investment Trust (Cayman Islands), Series 2015-6, Class A, 144A(f)	2.771%(a)	05/01/20		15,323	15,131,334
LSTAR Securities Investment Trust (Cayman Islands), Series 2015-8, Class A2, 144A	4.271%(a)	08/01/20		7,500	7,527,219
LSTAR Securities Investment Trust (Cayman Islands), Series 2015-9, Class A1, 144A(f)	2.771%(a)	10/01/20		4,197	4,182,385
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-1, Class A1, 144A	2.771%(a)	01/01/21		5,255	5,181,327
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-3, Class A, 144A	2.771%(a)	09/01/21		2,361	2,346,964
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-5, Class A1, 144A	2.771%(a)	11/01/21		2,743	2,729,923
LSTAR Securities Investment Trust (Cayman Islands), Series 2016-6, Class A, 144A	2.771%(a)	11/01/21		5,329	5,254,727
LSTAR Securities Investment Trust (Cayman Islands), Series 2017-1, Class A, 144A(f)	2.766%(a)	01/01/22		4,150	4,103,409
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	3.252%(a)	12/25/33		1,031	1,017,970
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	4.994%(a)	10/25/33		372	377,490
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1	3.049%(a)	12/25/34		216	217,682

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $128,626,482)					130,237,058

SOVEREIGN BONDS — 3.3%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875%	04/22/21		7,175	7,630,613
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.500%	05/06/21		500	550,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%	05/06/21		2,890	3,179,000
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN(b)	3.800%	08/08/17	JPY	1,010,000	8,442,012
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%	10/26/17	JPY	400,000	3,541,277
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		6,470	7,244,200
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%	07/30/25	EUR	2,975	3,366,816
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	3.750%	06/14/28	EUR	775	877,770
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS(g)	1.610%(g)	05/31/18		161	156,851
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN, RegS	5.125%	10/15/24		14,500	14,012,336
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950%	06/09/21		1,050	1,178,625
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%	03/30/21		1,450	1,492,340

TOTAL SOVEREIGN BONDS (cost $53,178,745)					51,671,840

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Bonds(h)	2.250%	08/15/46	1,425	1,198,559
U.S. Treasury Bonds(d)(i)	2.500%	05/15/46	4,110	3,656,938
U.S. Treasury Notes(d)	0.750%	07/31/18	250	248,936
U.S. Treasury Notes	1.875%	01/31/22	1,960	1,956,860
U.S. Treasury Notes	2.000%	11/15/26	110	105,708
U.S. Treasury Strips Coupon(g)(i)	2.143%	11/15/28	1,820	1,316,584
U.S. Treasury Strips Coupon(g)(h)	2.174%	05/15/29	4,420	3,143,040
U.S. Treasury Strips Coupon(g)	2.783%	08/15/29	2,100	1,482,625
U.S. Treasury Strips Coupon(g)	2.878%	05/15/31	2,100	1,398,020
U.S. Treasury Strips Coupon(g)	3.042%	11/15/35	4,200	2,376,705
U.S. Treasury Strips Coupon(g)(h)	3.202%	08/15/40	4,200	1,995,928

TOTAL U.S. TREASURY OBLIGATIONS (cost $19,728,092)				18,879,903

			Shares
COMMON STOCK — 0.2%
Oil, Gas & Consumable Fuels
Pacific Exploration and Production Corp. (Colombia)(e) (cost $2,719,465)			66,217	2,857,318

TOTAL LONG-TERM INVESTMENTS (cost $1,324,631,097)				1,327,914,811

SHORT-TERM INVESTMENTS — 16.8%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(k)			194,982,125	194,982,125
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $68,755,837; includes $68,710,095 of cash collateral for securities on loan)(j)(k)			68,752,884	68,766,634

TOTAL SHORT-TERM INVESTMENTS (cost $263,737,962)				263,748,759

TOTAL INVESTMENTS BEFORE OPTION WRITTEN — 101.3% (cost $1,588,369,059)(l)				1,591,663,570

			Notional Amount (000)#
OPTION WRITTEN*
Call Option
10 Year U.S. Treasury Notes Futures, expiring 02/24/17, Strike Price 125.00 (premiums received $36,890)			7,400	(37,000)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 101.3% (cost $1,588,332,169)				1,591,626,570
Liabilities in excess of other assets(m) — (1.3)%				(20,766,583)

NET ASSETS — 100.0%				$1,570,859,987

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
AUD	Australian Dollar
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BRL	Brazilian Real
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CDS	Credit Default Swap
CDX	Credit Derivative Index
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMBX	Commercial Mortgage Backed Securities Index
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EMTN	Euro Medium Term Note
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
IO	Interest Only
JPY	Japanese Yen
KRW	South Korean Won
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OIS	Overnight Index Swap
OTC	Over-the-counter
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar

STRIPS	Separate Trading of Registered Interest and Principal of Securities
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USOIS	United States Overnight Index Swap
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2017.
(b)	Indicates a security or securities that have been deemed illiquid; the aggregate value of $65,988,126 is approximately 4.2% of net assets.
(c)	Indicates a restricted security; the aggregate original cost of such securities is $13,906,686. The aggregate value, $13,981,924, is approximately 0.9% of net assets.
(d)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,079,379; cash collateral of $68,710,095 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(f)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $28,321,391 and 1.8% of net assets.
(g)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(h)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(i)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(j)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(k)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(l)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$1,596,179,365

Appreciation	17,946,973
Depreciation	(22,462,768)

Net Unrealized Depreciation	$(4,515,795)

The book basis may differ from tax basis due to certain tax-related adjustments.

(m)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
1,569	5 Year U.S. Treasury Notes	Mar. 2017	$184,741,401	$184,933,617	$192,216
4,659	10 Year U.S. Treasury Notes	Mar. 2017	580,464,719	579,899,906	(564,813)
256	30 Year U.S. Ultra Treasury Bonds	Mar. 2017	41,394,690	41,136,000	(258,690)

					(631,287)

	Short Positions:
1,366	2 Year U.S. Treasury Notes	Mar. 2017	295,978,121	296,144,531	(166,410)
273	10 Year U.S. Ultra Treasury Bonds	Mar. 2017	36,504,856	36,624,656	(119,800)
321	20 Year U.S. Treasury Bonds	Mar. 2017	48,347,037	48,420,844	(73,807)

					(360,017)

					$(991,304)

Cash of $4,149,000 and U.S. Treasury Obligations with a combined market value of $3,543,094 have been segregated with Goldman Sachs & Co. to cover requirements for open futures contracts at January 31, 2017.

Forward foreign currency exchange contracts outstanding at January 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/12/2017	Goldman Sachs & Co.	AUD	3,997	$2,950,646	$3,026,359	$75,713
Brazilian Real, Expiring 02/02/2017	Citigroup Global Markets	BRL	2,404	697,690	762,984	65,294
Expiring 02/02/2017	Citigroup Global Markets	BRL	2,149	620,168	681,947	61,779
Expiring 02/02/2017	Credit Suisse First Boston Corp.	BRL	11,350	3,267,080	3,601,968	334,888
Expiring 02/02/2017	Goldman Sachs & Co.	BRL	4,618	1,322,161	1,465,408	143,247
Expiring 02/02/2017	Goldman Sachs & Co.	BRL	2,670	833,380	847,371	13,991
Expiring 02/02/2017	Goldman Sachs & Co.	BRL	2,501	736,414	793,647	57,233
Expiring 02/02/2017	Goldman Sachs & Co.	BRL	1,999	594,677	634,289	39,612
Expiring 04/04/2017	Citigroup Global Markets	BRL	6,074	1,874,686	1,896,436	21,750
Expiring 04/04/2017	Credit Suisse First Boston Corp.	BRL	5,774	1,799,279	1,802,794	3,515
Expiring 04/04/2017	JPMorgan Chase	BRL	7,282	2,245,204	2,273,777	28,573
Expiring 04/04/2017	Toronto Dominion	BRL	3,491	1,077,759	1,090,162	12,403
Canadian Dollar, Expiring 04/12/2017	Citigroup Global Markets	CAD	9,564	7,221,740	7,355,406	133,666
Euro, Expiring 04/27/2017	Citigroup Global Markets	EUR	19,391	20,887,396	21,015,195	127,799
Expiring 04/27/2017	Goldman Sachs & Co.	EUR	2,533	2,716,079	2,745,505	29,426
Indian Rupee, Expiring 03/08/2017	Citigroup Global Markets	INR	30,157	439,921	442,469	2,548
Expiring 03/08/2017	Hong Kong & Shanghai Bank	INR	79,633	1,165,927	1,168,402	2,475
Expiring 03/08/2017	UBS AG	INR	168,448	2,455,332	2,471,533	16,201
Expiring 03/17/2017	Barclays Capital Group	INR	168,448	2,456,729	2,468,386	11,657
Indonesian Rupiah, Expiring 03/20/2017	Citigroup Global Markets	IDR	9,352,236	687,412	697,247	9,835
Expiring 07/17/2017	Citigroup Global Markets	IDR	64,429,754	4,720,129	4,739,195	19,066

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Malaysian Ringgit, Expiring 02/08/2017	Barclays Capital Group	MYR	4,090	$908,116	$923,015	$14,899
Expiring 02/08/2017	Barclays Capital Group	MYR	1,773	420,216	400,112	(20,104)
Mexican Peso, Expiring 03/08/2017	Citigroup Global Markets	MXN	30,609	1,429,590	1,460,623	31,033
Expiring 03/08/2017	Citigroup Global Markets	MXN	25,297	1,158,163	1,207,134	48,971
Expiring 03/08/2017	Goldman Sachs & Co.	MXN	21,194	971,012	1,011,338	40,326
Expiring 03/08/2017	Goldman Sachs & Co.	MXN	14,653	712,522	699,205	(13,317)
New Zealand Dollar, Expiring 04/12/2017	Bank of America	NZD	3,640	2,550,574	2,664,666	114,092
Expiring 04/12/2017	Citigroup Global Markets	NZD	3,042	2,167,400	2,227,183	59,783
Expiring 04/12/2017	Citigroup Global Markets	NZD	1,895	1,333,624	1,387,350	53,726
Expiring 04/12/2017	Goldman Sachs & Co.	NZD	5,505	3,942,500	4,030,203	87,703
Norwegian Krone, Expiring 04/21/2017	JPMorgan Chase	NOK	32,184	3,847,314	3,904,446	57,132
Peruvian Nuevo Sol, Expiring 03/15/2017	Citigroup Global Markets	PEN	3,486	1,032,972	1,061,127	28,155
Expiring 04/27/2017	Citigroup Global Markets	PEN	930	272,898	281,775	8,877
Expiring 04/27/2017	Citigroup Global Markets	PEN	473	139,015	143,474	4,459
Russian Ruble, Expiring 02/07/2017	Bank of America	RUB	230,869	3,577,873	3,831,920	254,047
Expiring 02/07/2017	Bank of America	RUB	38,475	584,731	638,605	53,874
Expiring 02/07/2017	Bank of America	RUB	34,621	526,080	574,624	48,544
Expiring 02/07/2017	Goldman Sachs & Co.	RUB	65,976	1,032,490	1,095,057	62,567
Expiring 02/07/2017	Goldman Sachs & Co.	RUB	56,021	884,103	929,827	45,724
Singapore Dollar, Expiring 03/16/2017	Bank of America	SGD	3,244	2,252,085	2,302,291	50,206
Expiring 03/16/2017	Bank of America	SGD	2,247	1,574,200	1,595,003	20,803
Expiring 03/16/2017	Citigroup Global Markets	SGD	4,687	3,233,627	3,326,808	93,181
Expiring 03/16/2017	Citigroup Global Markets	SGD	2,203	1,551,627	1,563,667	12,040
Expiring 03/16/2017	Goldman Sachs & Co.	SGD	2,344	1,616,813	1,663,484	46,671
South African Rand, Expiring 04/07/2017	Citigroup Global Markets	ZAR	6,508	476,263	477,274	1,011
Expiring 04/07/2017	Goldman Sachs & Co.	ZAR	8,232	594,045	603,670	9,625
Expiring 04/07/2017	Goldman Sachs & Co.	ZAR	5,647	403,422	414,121	10,699
Swedish Krona, Expiring 04/21/2017	Bank of America	SEK	22,637	2,551,410	2,598,571	47,161
Expiring 04/21/2017	UBS AG	SEK	27,361	3,110,463	3,140,901	30,438
Expiring 04/21/2017	UBS AG	SEK	10,965	1,246,719	1,258,687	11,968
Thai Baht, Expiring 02/17/2017	Citigroup Global Markets	THB	40,960	1,151,847	1,163,134	11,287
Turkish Lira, Expiring 02/08/2017	Citigroup Global Markets	TRY	3,421	946,320	904,807	(41,513)

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	2,934	$774,362	$776,060	$1,698
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	2,850	750,400	753,713	3,313
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	2,843	750,400	751,966	1,566

				$111,245,005	$113,746,321	$2,501,316

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/12/2017	Bank of America	AUD	3,185	$2,393,500	$2,411,373	$(17,873)
Expiring 04/12/2017	Citigroup Global Markets	AUD	892	670,752	675,437	(4,685)
Expiring 04/12/2017	Goldman Sachs & Co.	AUD	2,365	1,777,248	1,790,377	(13,129)
Expiring 04/12/2017	JPMorgan Chase	AUD	6,271	4,727,800	4,747,722	(19,922)
Brazilian Real, Expiring 02/02/2017	Citigroup Global Markets	BRL	6,074	1,905,147	1,927,456	(22,309)
Expiring 02/02/2017	Citigroup Global Markets	BRL	2,533	716,484	803,774	(87,290)
Expiring 02/02/2017	Credit Suisse First Boston Corp.	BRL	5,774	1,828,859	1,832,283	(3,424)
Expiring 02/02/2017	Goldman Sachs & Co.	BRL	2,537	716,485	805,139	(88,654)
Expiring 02/02/2017	JPMorgan Chase	BRL	7,282	2,281,715	2,310,969	(29,254)
Expiring 02/02/2017	Toronto Dominion	BRL	3,491	1,095,341	1,107,994	(12,653)
British Pound, Expiring 04/27/2017	Citigroup Global Markets	GBP	7,289	9,217,030	9,188,280	28,750
Expiring 04/27/2017	UBS AG	GBP	2,895	3,617,298	3,649,597	(32,299)
Canadian Dollar, Expiring 04/12/2017	Barclays Capital Group	CAD	5,280	3,992,700	4,060,505	(67,805)
Expiring 04/12/2017	Barclays Capital Group	CAD	4,777	3,575,072	3,673,727	(98,655)
Expiring 04/12/2017	Citigroup Global Markets	CAD	5,240	3,942,500	4,029,570	(87,070)
Chilean Peso, Expiring 02/15/2017	Citigroup Global Markets	CLP	1,585,767	2,384,972	2,442,604	(57,632)
Expiring 03/13/2017	Citigroup Global Markets	CLP	798,195	1,216,204	1,227,376	(11,172)
Expiring 03/13/2017	JPMorgan Chase	CLP	798,195	1,216,223	1,227,376	(11,153)
Expiring 04/12/2017	Goldman Sachs & Co.	CLP	221,076	332,946	339,300	(6,354)
Chinese Renminbi, Expiring 04/26/2017	Citigroup Global Markets	CNH	11,223	1,626,106	1,621,330	4,776
Colombian Peso, Expiring 04/12/2017	Citigroup Global Markets	COP	1,193,259	402,109	403,196	(1,087)
Euro, Expiring 04/12/2017	Citigroup Global Markets	EUR	7,705	8,101,245	8,344,907	(243,662)
Expiring 04/27/2017	Citigroup Global Markets	EUR	718	774,362	778,558	(4,196)
Expiring 04/27/2017	Goldman Sachs & Co.	EUR	7,506	8,084,836	8,134,711	(49,875)
Expiring 04/27/2017	Goldman Sachs & Co.	EUR	4,426	4,770,315	4,797,030	(26,715)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Hungarian Forint, Expiring 04/21/2017	Citigroup Global Markets	HUF	690,335	$2,400,791	$2,409,956	$(9,165)
Indian Rupee, Expiring 03/08/2017	JPMorgan Chase	INR	81,269	1,188,485	1,192,403	(3,918)
Israeli Shekel, Expiring 04/21/2017	JPMorgan Chase	ILS	811	213,168	215,597	(2,429)
Japanese Yen, Expiring 04/27/2017	Citigroup Global Markets	JPY	661,776	5,841,768	5,881,598	(39,830)
Expiring 04/27/2017	Goldman Sachs & Co.	JPY	288,874	2,555,526	2,567,392	(11,866)
Malaysian Ringgit, Expiring 02/08/2017	Barclays Capital Group	MYR	5,491	1,240,338	1,239,135	1,203
New Taiwanese Dollar, Expiring 03/08/2017	Bank of America	TWD	61,224	1,914,311	1,954,986	(40,675)
Expiring 03/08/2017	Citigroup Global Markets	TWD	39,948	1,256,846	1,275,604	(18,758)
Expiring 03/08/2017	Citigroup Global Markets	TWD	38,452	1,190,824	1,227,838	(37,014)
Expiring 03/08/2017	JPMorgan Chase	TWD	38,249	1,189,712	1,221,373	(31,661)
New Zealand Dollar, Expiring 04/12/2017	Goldman Sachs & Co.	NZD	4,640	3,229,458	3,396,917	(167,459)
Polish Zloty, Expiring 04/21/2017	Barclays Capital Group	PLN	7,260	1,777,848	1,810,639	(32,791)
Russian Ruble, Expiring 02/07/2017	Bank of America	RUB	86,363	1,433,350	1,433,433	(83)
Expiring 02/07/2017	Bank of America	RUB	86,200	1,394,040	1,430,736	(36,696)
Expiring 02/07/2017	Bank of America	RUB	76,175	1,267,830	1,264,339	3,491
Singapore Dollar, Expiring 03/16/2017	Citigroup Global Markets	SGD	11,823	8,156,940	8,391,964	(235,024)
Expiring 03/16/2017	Citigroup Global Markets	SGD	1,714	1,205,163	1,216,769	(11,606)
Expiring 03/16/2017	Citigroup Global Markets	SGD	1,707	1,186,677	1,211,666	(24,989)
Expiring 03/16/2017	Citigroup Global Markets	SGD	1,696	1,188,997	1,203,760	(14,763)
Expiring 03/16/2017	Citigroup Global Markets	SGD	1,184	834,805	840,622	(5,817)
South Korean Won, Expiring 03/21/2017	Bank of America	KRW	1,411,627	1,187,539	1,215,253	(27,714)
Expiring 03/21/2017	Hong Kong & Shanghai Bank	KRW	2,694,466	2,303,946	2,319,633	(15,687)
Swiss Franc, Expiring 04/27/2017	Citigroup Global Markets	CHF	9,162	9,216,097	9,305,553	(89,456)
Thai Baht, Expiring 02/17/2017	Citigroup Global Markets	THB	42,946	1,217,132	1,219,538	(2,406)
Turkish Lira, Expiring 02/08/2017	Citigroup Global Markets	TRY	1,764	498,291	466,528	31,763
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	4,250	1,194,441	1,123,990	70,451
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	3,641	1,032,489	962,879	69,610
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	3,464	1,016,004	916,086	99,918
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	2,545	712,523	673,022	39,501
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	952	249,681	251,919	(2,238)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	755	$220,042	$199,754	$20,288
Expiring 02/08/2017	Goldman Sachs & Co.	TRY	595	174,533	157,337	17,196
Expiring 02/08/2017	UBS AG	TRY	8	2,502	2,237	265

				$131,059,346	$132,531,047	(1,471,701)

						$1,029,615

Cross currency exchange contracts outstanding at January 31, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
Expiring 03/08/2017	Buy	MXN	15,351	EUR	667	$11,791	Citigroup Global Markets
Expiring 03/09/2017	Buy	MXN	14,717	EUR	673	(25,740)	Hong Kong & Shanghai Bank
Expiring 03/09/2017	Buy	MXN	14,731	EUR	673	(25,049)	Barclays Capital Group
Expiring 04/07/2017	Buy	ZAR	6,524	EUR	446	(4,690)	Citigroup Global Markets
Expiring 04/12/2017	Buy	AUD	2,092	GBP	1,258	(1,214)	UBS AG
Expiring 04/12/2017	Buy	AUD	2,089	GBP	1,258	(3,729)	UBS AG
Expiring 04/12/2017	Buy	AUD	3,482	EUR	2,433	801	JPMorgan Chase
Expiring 04/12/2017	Buy	CAD	3,348	NZD	3,646	(93,995)	Bank of America
Expiring 04/12/2017	Buy	CZK	129,557	EUR	4,829	(24,805)	JPMorgan Chase
Expiring 04/12/2017	Buy	GBP	1,115	CAD	1,853	(20,337)	Goldman Sachs & Co.
Expiring 04/21/2017	Buy	HUF	319,652	EUR	1,031	(1,302)	Citigroup Global Markets
Expiring 04/21/2017	Buy	NOK	17,102	GBP	1,641	7,167	Goldman Sachs & Co.
Expiring 04/21/2017	Buy	NOK	21,603	EUR	2,425	(6,481)	Bank of America
Expiring 04/27/2017	Buy	CHF	2,319	JPY	266,224	(11,126)	Citigroup Global Markets
Expiring 04/27/2017	Buy	CHF	2,319	EUR	2,174	(1,118)	Citigroup Global Markets
Expiring 04/27/2017	Buy	CHF	2,347	EUR	2,204	(4,596)	JPMorgan Chase
Expiring 04/27/2017	Buy	EUR	2,378	JPY	292,559	(22,898)	Bank of America
Expiring 04/27/2017	Buy	EUR	1,733	GBP	1,479	13,134	Goldman Sachs & Co.
Expiring 04/27/2017	Buy	GBP	2,604	EUR	3,021	8,385	Bank of America

						$(205,802)

Credit default swap agreements outstanding at January 31, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)(f):
Ameriquest Home Equity	02/28/17	1.500%	368	$475	$—	$475	Goldman Sachs & Co.
Ameriquest Home Equity	02/28/17	1.500%	243	314	—	314	Goldman Sachs & Co.
Ameriquest Home Equity	02/28/17	1.500%	253	327	—	327	Goldman Sachs & Co.
Ameriquest Home Equity	02/28/17	1.500%	193	250	—	250	Goldman Sachs & Co.
Ameriquest Home Equity	02/28/17	1.500%	383	494	—	494	Goldman Sachs & Co.
Ameriquest Home Equity	02/28/17	1.500%	177	229	—	229	Goldman Sachs & Co.
Bank of America Prime Mortgage	02/28/17	1.500%	814	1,051	—	1,051	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	02/28/17	1.500%	167	215	—	215	Goldman Sachs & Co.
BSABS	02/28/17	1.500%	601	776	—	776	Goldman Sachs & Co.
Chase Mortgage	02/28/17	1.500%	229	296	—	296	Goldman Sachs & Co.
Chase Mortgage	02/28/17	1.500%	593	765	—	765	Goldman Sachs & Co.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (cont’d.):
Chase Mortgage	02/28/17	1.500%	590	$762	$—	$762	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	534	712	—	712	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	583	777	—	777	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	290	386	—	386	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	73	97	—	97	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	67	89	—	89	Goldman Sachs & Co.
COMM Mortgage Trust	02/22/17	1.500%	138	184	—	184	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	02/22/17	1.500%	122	163	—	163	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	02/22/17	1.500%	84	112	—	112	Goldman Sachs & Co.
Countrywide Home Equity	02/28/17	1.500%	219	282	—	282	Goldman Sachs & Co.
Countrywide Home Equity	02/28/17	1.500%	246	318	—	318	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	02/02/17	1.500%	340	451	—	451	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	02/02/17	1.500%	110	145	—	145	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	02/02/17	1.500%	1,266	1,679	—	1,679	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	518	690	—	690	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	198	264	—	264	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	111	148	—	148	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	127	169	—	169	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	290	386	—	386	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	78	104	—	104	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	230	306	—	306	Goldman Sachs & Co.
GS Mortgage Securities Trust	02/22/17	1.500%	143	191	—	191	Goldman Sachs & Co.
GSAMP Home Equity	02/28/17	1.500%	244	315	—	315	Goldman Sachs & Co.
IndyMac Subprime Mortgage	02/28/17	1.500%	204	263	—	263	Goldman Sachs & Co.
IndyMac Subprime Mortgage	02/28/17	1.500%	538	694	—	694	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	02/22/17	1.500%	274	365	—	365	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	02/22/17	1.500%	78	104	—	104	Goldman Sachs & Co.
Lehman Home Equity	02/28/17	1.500%	467	603	—	603	Goldman Sachs & Co.
LNR CDO Ltd.	02/13/17	1.500%	2,166	3,157	(90)	3,247	Goldman Sachs & Co.
Long Beach Home Equity	02/28/17	1.500%	444	573	—	573	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/22/17	1.500%	567	756	—	756	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/22/17	1.500%	78	104	—	104	Goldman Sachs & Co.
Morgan Stanley BAML Trust	02/22/17	1.500%	105	140	—	140	Goldman Sachs & Co.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (cont’d.):
Morgan Stanley BAML Trust	02/22/17	1.500%	122	$163	$—	$163	Goldman Sachs & Co.
Morgan Stanley Home Equity	02/28/17	1.500%	192	248	—	248	Goldman Sachs & Co.
New Century Home Equity	02/28/17	1.500%	217	280	—	280	Goldman Sachs & Co.
New Century Home Equity	02/28/17	1.500%	255	329	—	329	Goldman Sachs & Co.
New Century Home Equity	02/28/17	1.500%	260	336	—	336	Goldman Sachs & Co.
New Century Home Equity	02/28/17	1.500%	419	540	—	540	Goldman Sachs & Co.
Option One Home Equity	02/28/17	1.500%	786	1,015	—	1,015	Goldman Sachs & Co.
UBS Barclays Commercial Mortgage Trust	02/22/17	1.500%	57	76	—	76	Goldman Sachs & Co.
Wells Fargo Home Equity	02/28/17	1.500%	164	211	(1)	212	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	02/22/17	1.500%	67	89	—	89	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	02/22/17	1.500%	78	104	—	104	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	02/22/17	1.500%	143	191	—	191	Goldman Sachs & Co.

				$24,263	$(91)	$24,354

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2017(5)	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%	750	1.012%	$(56,542)	$(688)	$55,854
AT&T, Inc.	06/20/21	1.000%	6,540	0.755%	47,134	64,798	17,664
CIT Group Inc.	06/20/18	5.000%	2,740	0.490%	175,138	169,623	(5,515)
Eastman Chemical Co.	06/20/21	1.000%	4,860	0.600%	46,753	71,991	25,238
Ford Motor Co.	06/20/21	5.000%	8,000	1.189%	1,391,643	1,217,736	(173,907)

					$1,604,126	$1,523,460	$(80,666)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2):
Deutsche Bank AS	06/20/17	1.000%	13,040	0.751%	$30,436	$(212,002)	$242,438	BNP Paribas SA
Kingdom of Saudi Arabia	12/20/21	1.000%	7,700	1.126%	(35,780)	(156,938)	121,158	Barclays Capital Group
Peoples Republic of China	03/20/22	1.000%	5,000	1.168%	(34,411)	(79,787)	45,376	Deutsche Bank AG
Petroleo Brasileiro SA	06/20/18	1.000%	3,750	1.240%	(7,895)	(287,530)	279,635	Morgan Stanley

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Sell Protection(2) (cont’d.):
Petroleos Mexicanos	06/20/23	1.000%	9,450	3.401%	$(1,223,109)	$(1,224,841)	$1,732	BNP Paribas SA
Republic of Indonesia	09/20/20	1.000%	8,000	1.147%	(31,552)	(322,295)	290,743	Barclays Capital Group
Republic of Indonesia	06/20/21	1.000%	2,100	1.381%	(30,570)	(83,337)	52,767	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	12,000	1.508%	(195,366)	(63,449)	(131,917)	JPMorgan Chase
Republic of Panama Government	09/20/20	1.000%	1,700	0.989%	2,668	(43,543)	46,211	Deutsche Bank AG
Republic of Portugal	12/20/20	1.000%	1,800	2.557%	(97,755)	(63,831)	(33,924)	Goldman Sachs & Co.
Republic of Slovenia	09/20/20	1.000%	2,500	0.649%	34,047	(18,358)	52,405	Barclays Capital Group
Republic of Slovenia	09/20/20	1.000%	25,000	0.649%	340,465	(181,167)	521,632	Barclays Capital Group
Republic of Turkey	09/20/20	1.000%	2,000	2.136%	(75,754)	(148,017)	72,263	Barclays Capital Group
United Mexican States Government	12/20/20	1.000%	7,000	1.329%	(77,043)	(123,939)	46,896	Goldman Sachs & Co.

					$(1,401,619)	$(3,009,034)	$1,607,415

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.IG.27.V1	12/20/21	1.000%	50,000	$(586,225)	$(777,500)	$(191,275)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	8,000	$(44,755)	$(489,693)	$444,938	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	20,000	(111,888)	(669,506)	557,618	JPMorgan Chase
CMBX.NA.6.AA	05/11/63	1.500%	3,500	(19,581)	44,114	(63,695)	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	23,500	(131,469)	312,157	(443,626)	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	23,000	(128,671)	268,547	(397,218)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%	7,000	(39,161)	38,818	(77,979)	UBS AG

				$(475,525)	$(495,563)	$20,038

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at January 31, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
1,817	3 Month LIBOR	GBP	1,200	3 Month GBP LIBOR minus 14.25 bps	Barclays Capital Group	04/05/18	$308,672	$—	$308,672
64	3 Month LIBOR plus 423 bps	JPY	5,000	3.450%	Citigroup Global Markets	03/24/17	19,114	1,542	17,572
2,013	3 Month LIBOR	JPY	200,000	3 Month JPY LIBOR minus 53.25 bps	Citigroup Global Markets	04/24/17	243,603	—	243,603
43	3 Month LIBOR plus 208 bps	EUR	35	4.250%	Citigroup Global Markets	07/14/17	3,752	(4,000)	7,752
79	3 Month LIBOR plus 220 bps	EUR	65	4.250%	Citigroup Global Markets	07/14/17	6,786	(6,770)	13,556
9,427	3 Month LIBOR	JPY	961,510	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	920,580	—	920,580
2,656	3 Month LIBOR	GBP	1,745	3 Month GBP LIBOR minus 9.50 bps	Hong Kong & Shanghai Bank	06/04/18	462,375	—	462,375
32,517	3 Month LIBOR	EUR	28,300	3 Month EURIBOR minus 26.95	JPMorgan Chase	02/17/17	2,068,996	—	2,068,996
3,310	3 Month JPY LIBOR plus 54.25 bps	JPY	400,000	0.155%	JPMorgan Chase	10/26/17	(240,255)	—	(240,255)

							$3,793,623	$(9,228)	$3,802,851

Interest rate swap agreements outstanding at January 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
AUD	5,030	10/26/18	1.765%	3 Month BBSW(1)	$123	$6,869	$6,746
AUD	7,390	10/27/18	1.793%	3 Month BBSW(1)	127	7,591	7,464
AUD	34,010	11/29/18	1.900%	3 Month BBSW(1)	170	(8,514)	(8,684)
AUD	4,100	10/26/21	2.115%	6 Month BBSW(2)	127	(54,270)	(54,397)
AUD	6,080	10/27/21	2.125%	6 Month BBSW(2)	133	(78,658)	(78,791)
AUD	19,405	10/27/21	2.173%	6 Month BBSW(2)	(3,741)	(219,439)	(215,698)
AUD	42,640	11/29/21	2.458%	6 Month BBSW(2)	(353)	(84,162)	(83,809)
AUD	1,600	10/27/26	2.355%	6 Month BBSW(1)	123	64,002	63,879
AUD	7,470	11/29/26	2.823%	6 Month BBSW(1)	152	71,745	71,593
EUR	16,000	08/13/17	0.099%	1 Day EUR OIS(1)	239	(78,015)	(78,254)
EUR	6,600	02/23/26	0.324%	1 Day EUR OIS(1)	220	67,938	67,718
GBP	3,200	02/23/21	0.639%	1 Day GBP OIS(1)	228	(19,768)	(19,996)
MXN	141,000	10/15/26	6.445%	28 Day Mexican Interbank Rate(2)	68	(674,866)	(674,934)
MXN	182,400	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(91,711)	(39,698)	52,013
NZD	45,930	12/15/17	2.125%	3 Month BBR(2)	138	(4,062)	(4,200)
NZD	12,775	11/01/26	2.835%	3 Month BBR(2)	(34,649)	(571,395)	(536,746)
	262,280	02/18/17	0.466%	1 Day USOIS(1)	386	37,829	37,443
	133,000	03/11/17	0.966%	3 Month LIBOR(1)	(900,355)	(5,284)	895,071
	317,460	03/11/17	0.966%	3 Month LIBOR(1)	(593,688)	(21,017)	572,671
	118,130	08/19/17	0.524%	1 Day USOIS(1)	257	138,545	138,288
	470,690	09/09/17	0.539%	1 Day USOIS(1)	63,644	621,018	557,374
	114,900	10/21/17	0.590%	1 Day USOIS(1)	253	170,669	170,416
	111,480	11/01/17	0.639%	1 Day USOIS(1)	401	127,776	127,375
	230,920	11/14/17	0.675%	1 Day USOIS(1)	(20,052)	230,507	250,559
	116,245	11/22/17	0.716%	1 Day USOIS(1)	412	84,201	83,789
	346,000	01/26/18	1.124%	3 Month LIBOR(1)	(66,156)	377,088	443,244
	154,300	02/08/18	0.884%	3 Month LIBOR(1)	500	565,407	564,907
	61,940	07/11/18	0.947%	3 Month LIBOR(1)	292	357,089	356,797
	58,600	11/09/18	1.160%	3 Month LIBOR(1)	(22,226)	284,689	306,915
	116,540	11/17/18	1.080%	1 Day USOIS(1)	412	244,249	243,837
	175,200	11/18/18	0.911%	1 Day USOIS(1)	(9,360)	431,563	440,923
	76,310	11/22/18	1.297%	3 Month LIBOR(1)	325	201,713	201,388
	263,500	05/15/21	2.202%	3 Month LIBOR(1)	(3,255,762)	(3,458,602)	(202,840)
	7,395	05/31/21	1.994%	3 Month LIBOR(1)	44	(19,486)	(19,530)
	79,880	05/31/21	1.849%	3 Month LIBOR(2)	476	(254,888)	(255,364)
	79,680	05/31/21	1.948%	3 Month LIBOR(2)	476	60,935	60,459
	2,570	07/31/21	2.290%	3 Month LIBOR(1)	(42,742)	(42,063)	679
	5,870	11/22/21	1.792%	3 Month LIBOR(2)	38	(43,988)	(44,026)
	167,900	06/30/22	2.020%	3 Month LIBOR(1)	1,057	60	(997)
	24,000	04/03/23	2.015%	3 Month LIBOR(1)	387,010	114,785	(272,225)
	16,300	06/20/23	2.604%	3 Month LIBOR(1)	(423,982)	(482,712)	(58,730)
	148,350	08/03/23	—(3)	—(3)	(261,727)	171,376	433,103
	101,900	09/24/23	2.903%	3 Month LIBOR(1)	(4,887,263)	(4,900,043)	(12,780)
	51,250	11/15/23	2.209%	3 Month LIBOR(1)	430	(106,321)	(106,751)
	49,920	11/15/23	2.217%	3 Month LIBOR(1)	423	(127,519)	(127,942)
	98,000	08/15/24	2.559%	3 Month LIBOR(1)	(1,570,311)	(2,428,453)	(858,142)
	56,550	09/09/24	2.558%	3 Month LIBOR(1)	(904,582)	(1,386,708)	(482,126)
	4,300	02/23/25	2.232%	3 Month LIBOR(1)	181	4,721	4,540
	44,450	02/25/25	2.208%	3 Month LIBOR(1)	454	128,468	128,014
	9,975	04/28/26	1.809%	3 Month LIBOR(1)	136	430,971	430,835
	36,771	08/15/26	2.391%	3 Month LIBOR(2)	417	119,180	118,763
	8,500	02/15/40	3.192%	3 Month LIBOR(1)	(567,614)	(889,133)	(321,519)
	14,000	02/15/41	2.647%	3 Month LIBOR(1)	403	(63,909)	(64,312)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
5,520	11/15/41	1.869%	3 Month LIBOR(1)	$33,885	$802,426	$768,541
1,300	12/12/42	2.590%	3 Month LIBOR(1)	65,803	9,488	(56,315)
13,400	08/21/44	3.190%	3 Month LIBOR(1)	(926,224)	(1,558,506)	(632,282)
4,000	07/02/45	2.937%	3 Month LIBOR(1)	222	(259,178)	(259,400)
3,755	09/27/46	1.380%	1 Day USOIS(1)	218	664,335	664,117

				$(14,022,095)	$(11,283,424)	$2,738,671

Cash of $34,508,000 and U.S. Treasury Obligations with a combined market value of $5,931,662 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at January 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

Total return swap agreements outstanding at January 31, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	01/12/41	13,146	Pay variable payments based on 1 Month LIBOR and receive fixed payments based on the IOS. FN30.450.10 Index	$69,034	$(40,017)	$109,051

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$193,447,814	$—
Non-Residential Mortgage-Backed Securities	—	47,825,412	—
Residential Mortgage-Backed Securities	—	179,834,299	—
Bank Loans	—	30,459,054	—
Commercial Mortgage-Backed Securities	—	74,360,450	—
Corporate Bonds	—	563,068,553	—
Municipal Bonds	—	13,887,276	—
Non-Corporate Foreign Agencies	—	21,385,834	—
Residential Mortgage-Backed Securities	—	101,939,930	28,297,128
Sovereign Bonds	—	51,671,840	—
U.S. Treasury Obligations	—	18,879,903	—
Common Stock	2,857,318	—	—
Affiliated Mutual Funds	263,748,759	—	—
Option Written	(37,000)	—	—
Other Financial Instruments*
Futures Contracts	(991,304)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,029,615	—
OTC Cross Currency Exchange Contracts	—	(205,802)	—
OTC Currency Swap Agreements	—	3,793,623	—
Centrally Cleared Interest Rate Swap Agreements	—	2,738,671	—
Centrally Cleared Credit Default Swap Agreements	—	(271,941)	—
OTC Credit Default Swap Agreements	—	(1,877,144)	24,263
OTC Total Return Swap Agreement	—	69,034	—

Total	$265,577,773	$1,302,036,421	$28,321,391

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Residential Mortgage-Backed Securities	Forward Rate Agreements	Credit Default Swaps
Balance as of 10/31/16	$1,462,445	$15,706,240	$(5,076)	$17,900
Realized gain (loss)	23,610	7,455	—	—
Change in unrealized appreciation (depreciation)**	(16,371)	96,925	5,076	6,363
Purchases/Exchanges/Issuances	—	8,983,409	—	—
Sales/Paydowns	(1,469,684)	(842,455)	—	—
Accrued discount/premium	—	12,357	—	—
Transfer into Level 3	—	4,333,197	—	—
Transfer out of Level 3	—	—	—	—

Balance as of 01/31/17	$—	$28,297,128	$—	$24,263

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swaps contracts, which are recorded at the unrealized appreciation (depreciation) of the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $121,189 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2017	Valuation Methodology	Unobservable Inputs
Residential Mortgage-Backed Securities	$28,297,128	Market Approach	Single Broker Indicative Quote
Credit Default Swaps	24,263	Market Approach	Single Broker Indicative Quote

	$28,321,391

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$4,333,197	L2 to L3	Evaluated Bid to Single Broker Indicative Quote

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of January 31, 2017 categorized by risk exposure:

Derivative Fair Value at 1/31/17
Credit contracts	$(2,124,822)
Foreign exchange contracts	823,813
Interest rate contracts	5,573,024

$4,272,015

Prudential International Bond Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 103.7%
ASSET-BACKED SECURITY — 0.4%
United States
OneMain Direct Auto Receivables Trust, Series 2017-1A, Class C, 144A	3.910%	08/16/21		100	$99,980

CORPORATE BONDS — 23.7%
Australia — 0.4%
Transurban Finance Co. Pty Ltd. (Australia), Sr. Sec’d. Notes, EMTN	2.000%	08/28/25	EUR	100	112,142

Austria — 0.9%
Jab Holdings BV (Austria), Gtd. Notes	1.750%	05/25/23	EUR	200	223,666

Brazil — 0.4%
Petrobras Global Finance BV (Brazil), Gtd. Notes	3.750%	01/14/21	EUR	100	111,860

China — 0.9%
State Grid Europe Development PLC (China), Gtd. Notes	1.500%	01/26/22	EUR	200	220,623

France — 1.1%
BNP Paribas SA (France), Sub. Notes, EMTN	2.250%	01/11/27	EUR	100	103,297
TOTAL SA (France), Jr. Sub. Notes, EMTN	3.875%	12/31/49	EUR	150	170,433

					273,730

Germany — 2.4%
Allianz SE (Germany), Sub. Notes	5.625%	10/17/42	EUR	200	253,360
Commerzbank AG (Germany), Sub. Notes, EMTN	7.750%	03/16/21	EUR	100	129,331
IHO Verwaltungs GmbH (Germany), Sr. Sec’d. Notes, RegS	3.750%	09/15/26	EUR	100	108,199
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, RegS	4.000%	01/15/25	EUR	100	111,996

					602,886

Ireland — 0.4%
Smurfit Kappa Acquisitions (Ireland), Gtd. Notes, RegS	2.750%	02/01/25	EUR	100	109,570

Italy — 0.4%
Telecom Italia SpA Milano (Italy), Sr. Unsec’d. Notes, EMTN	3.250%	01/16/23	EUR	100	112,409

Luxembourg — 0.5%
B&M European Value Retail SA (Luxembourg), Sr. Sec’d. Notes, 144A	4.125%	02/01/22	GBP	100	128,172

Mexico — 0.5%
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	5.125%	03/15/23	EUR	100	116,896

Netherlands — 1.6%
Nederlandse Waterschapsbank NV (Netherlands), Sr. Unsec’d. Notes, EMTN	5.200%	03/31/25	CAD	200	180,248
UPCB Finance Iv Ltd. (Netherlands), Sr. Sec’d. Notes, RegS	4.000%	01/15/27	EUR	100	108,162
Ziggo Secured Finance BV (Netherlands), Sr. Sec’d. Notes, RegS	3.750%	01/15/25	EUR	100	110,067

					398,477

Norway — 0.5%
Silk Bidco AS (Norway), Sr. Sec’d. Notes, RegS	7.500%		02/01/22	EUR	100	115,261

Russia — 0.5%
Gazprom Oao Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, EMTN	3.389%		03/20/20	EUR	100	113,944

Spain — 0.9%
Merlin Properties Socimi SA (Spain), Sr. Unsec’d. Notes, EMTN	2.375%		05/23/22	EUR	100	111,903
NH Hotel Group SA (Spain), Sr. Sec’d. Notes, RegS	3.750%		10/01/23	EUR	100	112,269

						224,172

United Kingdom — 4.2%
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	5.125%		09/15/24	GBP	100	125,814
Barclays PLC (United Kingdom), Sub. Notes, EMTN	2.625	%(a)	11/11/25	EUR	150	161,235
EI Group PLC (United Kingdom), First Mortgage	6.375%		02/15/22	GBP	100	132,765
FCE Bank PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN	1.615%		05/11/23	EUR	150	164,743
SELP Finance Sarl (United Kingdom), Gtd. Notes	1.250%		10/25/23	EUR	100	104,298
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN	5.000%		03/24/23	GBP	80	109,602
Virgin Media Sec’d. Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	5.500%		01/15/25	GBP	90	117,891
William Hill PLC (United Kingdom), Gtd. Notes	4.875%		09/07/23	GBP	100	124,228

						1,040,576

United States — 8.1%
Adient Global Holdings Ltd., Gtd. Notes, RegS	3.500%		08/15/24	EUR	100	107,815
Ball Corp., Gtd. Notes	4.375%		12/15/23	EUR	100	120,770
Belden, Inc., Gtd. Notes, RegS	4.125%		10/15/26	EUR	100	110,649
Catalent Pharma Solutions, Inc., Sr. Unsec’d. Notes, RegS	4.750%		12/15/24	EUR	100	113,137
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, RegS	3.500%		06/15/24	EUR	100	111,443
International Game Technology PLC, Sr. Sec’d. Notes, RegS	4.750%		02/15/23	EUR	100	118,071
Kraft Heinz Foods Co., Gtd. Notes	2.250%		05/25/28	EUR	100	108,594
Liberty Mutual Group, Inc., Gtd. Notes, RegS	2.750%		05/04/26	EUR	100	110,739
LKQ Italia Bondco SpA, Gtd. Notes, RegS	3.875%		04/01/24	EUR	100	113,942
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	1.000%		12/02/22	EUR	200	215,789
PVH Corp., Sr. Unsec’d. Notes, RegS	3.625%		07/15/24	EUR	100	111,042
Quintiles Ims, Inc., Gtd. Notes, RegS	3.500%		10/15/24	EUR	100	112,524
Spectrum Brands, Inc., Gtd. Notes, RegS	4.000%		10/01/26	EUR	100	111,338
VWR Funding, Inc., Gtd. Notes, RegS	4.625%		04/15/22	EUR	100	111,135
Xylem, Inc. Ny, Sr. Unsec’d. Notes	2.250%		03/11/23	EUR	100	114,245
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	1.414%		12/13/22	EUR	100	109,463
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.425%		12/13/26	EUR	100	110,982

						2,011,678

TOTAL CORPORATE BONDS (cost $5,832,784)						5,916,062

FOREIGN GOVERNMENT BONDS — 71.0%
Argentina — 0.4%
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes	3.875%		01/15/22	EUR	100	104,714

Australia — 1.5%
Australia Government Bond (Australia), Sr. Unsec’d. Notes	3.000%		03/21/47	AUD	50	32,571
Australia Government Bond (Australia), Sr. Unsec’d. Notes	4.250%		04/21/26	AUD	400	342,636

						375,207

Belgium — 5.3%
Kingdom of Belgium Government Bond (Belgium), Bonds	4.000%		03/28/22	EUR	1,000	1,308,557

Brazil — 0.9%
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875%		04/01/21	EUR	200	222,391

Canada — 3.6%
Canadian Government Bond (Canada), Bonds	1.500%		06/01/26	CAD	910	683,593
Province of British Columbia (Canada), Unsec’d. Notes	7.875%		11/30/23	CAD	200	205,037

						888,630

Colombia — 1.0%
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes, EMTN	3.875%		03/22/26	EUR	200	243,362

Cyprus — 1.9%
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN	3.750%		07/26/23	EUR	435	486,021

France — 4.5%
French Republic Government Bond OAT (France), Bonds	3.000%		04/25/22	EUR	900	1,120,009

Germany — 13.1%
Bundesobligation (Germany), Bonds	0.504	%(b)	10/08/21	EUR	800	879,884
Bundesrepublik Deutschland (Germany), Bonds	0.302	%(b)	08/15/26	EUR	2,150	2,241,166
Bundesrepublik Deutschland (Germany), Bonds	2.500%		08/15/46	EUR	100	144,008

						3,265,058

Greece — 2.2%
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	3.375%		07/17/17	EUR	50	52,024
Hellenic Republic Government Bond (Greece), Sr. Unsec’d. Notes, 144A	4.750%		04/17/19	EUR	510	506,559

						558,583

Hungary — 0.5%
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%		06/11/18	EUR	100	116,230

Indonesia — 0.9%
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	3.750%		06/14/28	EUR	200	226,521

Ireland — 0.7%
Ireland Government Bond (Ireland), Bonds	2.400%		05/15/30	EUR	150	177,095

Italy — 9.7%
Italy Buoni Poliennali del Tesoro (Italy), Bonds	1.650%		04/23/20	EUR	130	147,541
Italy Buoni Poliennali del Tesoro (Italy), Bonds	3.750%		09/01/24	EUR	800	978,806
Italy Buoni Poliennali del Tesoro (Italy), Bonds	4.500%		03/01/26	EUR	1,000	1,282,431

						2,408,778

Japan — 3.5%
Japan Government Twenty Year Bond (Japan), Sr. Unsec’d. Notes	0.500%	09/20/36	JPY	100,000	862,262

Mexico — 0.9%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%	04/22/23	EUR	200	225,725

Norway — 1.2%
Kommunalbanken As (Norway), Sr. Unsec’d. Notes, EMTN	5.320%	03/05/18	NZD	400	301,299

Peru — 1.0%
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750%	03/01/30	EUR	200	245,022

Portugal — 1.3%
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875%	02/15/30	EUR	200	198,952
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	5.650%	02/15/24	EUR	100	120,536

					319,488

Romania — 0.4%
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	3.875%	10/29/35	EUR	100	110,675

South Korea — 1.1%
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN	2.000%	04/30/20	EUR	100	114,145
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN(c)	4.460%	09/26/19	NZD	200	149,036

					263,181

Spain — 5.7%
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, EMTN	5.000%	03/31/20	CAD	160	132,349
Spain Government Bond (Spain), Sr. Unsec’d. Notes, 144A	4.650%	07/30/25	EUR	450	610,768
Spain Government Bond (Spain), Sr. Unsec’d. Notes, 144A	5.850%	01/31/22	EUR	500	681,675

					1,424,792

Turkey — 0.9%
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	4.350%	11/12/21	EUR	200	226,588

United Kingdom — 8.8%
United Kingdom Gilt (United Kingdom), Bonds	1.500%	07/22/26	GBP	650	823,713
United Kingdom Gilt (United Kingdom), Bonds(e)	4.250%	03/07/36	GBP	800	1,375,952

					2,199,665

TOTAL FOREIGN GOVERNMENT BONDS (cost $17,586,464)					17,679,853

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.6%
Cayman Islands — 1.0%
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	4.439	%(a)	10/30/23		250	250,199

Netherlands — 4.3%
St Paul’s CLO VII DAC (Netherlands), Series 7A, Class B2, 144A(c)	2.400%		04/30/30	EUR	1,000	1,079,506

United Kingdom — 3.3%
Carlyle Global Market Strategies Euro (United Kingdom), Series 14-2A, Class A, 144A	2.250%		08/15/27	EUR	750	809,629

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $2,135,224)						2,139,334

TOTAL LONG-TERM INVESTMENTS (cost $25,654,452)						25,835,229

				Shares
SHORT-TERM INVESTMENT — 2.0%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $489,549)(d)					489,549	489,549

TOTAL INVESTMENTS — 105.7% (cost $26,144,001)(e)						26,324,778
Liabilities in excess of other assets(f) — (5.7)%						(1,412,690)

NET ASSETS — 100.0%						$24,912,088

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
iTraxx	International Credit Derivative Index
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
OAT	Obligations Assimiilables du Tresor (French Treasury Bond)
OTC	Over-the-counter

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REITs	Real Estate Investment Trusts
STIBOR	Stockholm Interbank Offered Rate
TELBOR	Tel Aviv Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2017.
(b)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(c)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,228,542 and 4.9% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(e)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(f)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$26,144,001

Appreciation	263,325
Depreciation	(82,548)

Net Unrealized Appreciation	$180,777

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
1	10 Year U.K. Gilt	Mar. 2017	$158,408	$155,829	$(2,579)
2	10 Year Canadian Government Bonds	Mar. 2017	211,428	211,243	(185)
2	30 Year Euro Buxl	Mar. 2017	361,029	360,986	(43)
3	10 Year Australian Treasury Bonds	Mar. 2017	2,197,519	2,200,347	2,828
2	10 Year Japanese Bonds	Mar. 2017	2,648,658	2,654,858	6,200

					6,221

	Short Positions:
1	Euro Schatz. DUA Index	Mar. 2017	121,228	121,147	81
19	5 Year Euro-Bobl	Mar. 2017	2,732,628	2,726,680	5,948
5	10 Year Euro-Bund	Mar. 2017	881,826	875,101	6,725

					12,754

					$18,975

Cash of $180,212 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at January 31, 2017.

Forward foreign currency exchange contracts outstanding at January 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Argentine Peso, Expiring 04/10/17	Citigroup Global Markets	ARS	2,934	$176,750	$178,753	$2,003
Australian Dollar, Expiring 04/12/17	Citigroup Global Markets	AUD	11	8,000	8,047	47
Expiring 04/12/17	Citigroup Global Markets	AUD	11	8,000	8,101	101
Expiring 04/12/17	Citigroup Global Markets	AUD	16	12,000	12,047	47
Expiring 04/12/17	Citigroup Global Markets	AUD	28	21,000	21,015	15
Expiring 04/12/17	UBS AG	AUD	16	12,000	11,996	(4)
Expiring 04/12/17	UBS AG	AUD	24	18,000	18,061	61
Brazilian Real, Expiring 02/02/17	Bank of America	BRL	999	296,984	316,909	19,925
Expiring 02/02/17	Citigroup Global Markets	BRL	16	5,000	5,068	68
Expiring 02/02/17	Goldman Sachs & Co.	BRL	66	20,490	20,824	334
Expiring 02/02/17	Goldman Sachs & Co.	BRL	106	31,420	33,497	2,077
Expiring 02/02/17	UBS AG	BRL	242	75,207	76,636	1,429
Expiring 04/04/17	Citigroup Global Markets	BRL	292	90,109	91,154	1,045
Expiring 04/04/17	JPMorgan Chase	BRL	350	107,918	109,291	1,373
Expiring 04/04/17	Toronto Dominion	BRL	168	51,804	52,400	596
Expiring 04/04/17	UBS AG	BRL	293	91,429	91,642	213

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
British Pound,
Expiring 04/27/17	Citigroup Global Markets	GBP	8	$10,000	$10,220	$220
Expiring 04/27/17	Citigroup Global Markets	GBP	9	11,000	11,025	25
Expiring 04/27/17	UBS AG	GBP	19	24,000	24,125	125
Expiring 04/27/17	UBS AG	GBP	36	44,827	44,823	(4)
Canadian Dollar, Expiring 04/12/17	Bank of America	CAD	393	296,323	302,092	5,769
Expiring 04/12/17	Citigroup Global Markets	CAD	13	10,000	10,069	69
Expiring 04/12/17	Citigroup Global Markets	CAD	20	15,000	15,216	216
Expiring 04/12/17	Citigroup Global Markets	CAD	25	19,000	19,288	288
Expiring 04/12/17	Citigroup Global Markets	CAD	26	20,000	20,171	171
Chilean Peso, Expiring 04/12/17	Citigroup Global Markets	CLP	5,248	8,000	8,054	54
Expiring 04/12/17	Citigroup Global Markets	CLP	5,906	9,000	9,064	64
Expiring 04/12/17	Goldman Sachs & Co.	CLP	13,016	20,000	19,977	(23)
Chinese Renminbi, Expiring 04/26/17	Citigroup Global Markets	CNH	237	34,342	34,278	(64)
Czech Koruna, Expiring 04/12/17	Citigroup Global Markets	CZK	803	32,167	32,277	110
Euro, Expiring 04/27/17	Citigroup Global Markets	EUR	11	12,000	12,054	54
Expiring 04/27/17	Goldman Sachs & Co.	EUR	61	65,701	66,413	712
Expiring 04/27/17	JPMorgan Chase	EUR	823	888,108	891,906	3,798
Expiring 04/27/17	UBS AG	EUR	13	14,000	14,045	45
Expiring 04/27/17	UBS AG	EUR	140	152,306	152,180	(126)
Expiring 04/27/17	UBS AG	EUR	156	169,347	169,167	(180)
Hungarian Forint, Expiring 04/21/17	Citigroup Global Markets	HUF	2,589	9,000	9,039	39
Indian Rupee, Expiring 03/08/17	Citigroup Global Markets	INR	820	12,000	12,036	36
Expiring 03/08/17	Citigroup Global Markets	INR	1,244	18,150	18,255	105
Expiring 03/08/17	Citigroup Global Markets	INR	1,308	19,000	19,191	191
Expiring 03/08/17	Citigroup Global Markets	INR	1,510	22,000	22,160	160
Expiring 03/08/17	Citigroup Global Markets	INR	2,801	41,000	41,099	99
Expiring 03/08/17	Hong Kong & Shanghai Bank	INR	5,150	75,207	75,559	352
Expiring 03/08/17	JPMorgan Chase	INR	1,095	16,000	16,063	63
Expiring 03/08/17	UBS AG	INR	7,474	108,942	109,660	718
Expiring 03/17/17	Citigroup Global Markets	INR	479	7,000	7,019	19

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/17/17	Citigroup Global Markets	INR	1,028	$15,000	$15,071	$71
Expiring 03/17/17	Citigroup Global Markets	INR	1,644	24,000	24,094	94
Expiring 03/17/17	Citigroup Global Markets	INR	1,644	23,999	24,097	98
Expiring 03/17/17	Citigroup Global Markets	INR	1,782	26,000	26,119	119
Expiring 03/17/17	Citigroup Global Markets	INR	1,981	29,000	29,033	33
Expiring 03/17/17	Citigroup Global Markets	INR	2,100	31,000	30,776	(224)
Expiring 03/17/17	Goldman Sachs & Co.	INR	821	12,000	12,030	30
Expiring 03/17/17	JPMorgan Chase	INR	7,474	108,878	109,520	642
Indonesian Rupiah, Expiring 07/17/17	Citigroup Global Markets	IDR	3,093,994	226,667	227,578	911
Israeli Shekel, Expiring 04/21/17	Citigroup Global Markets	ILS	49	13,000	13,114	114
Expiring 04/21/17	Citigroup Global Markets	ILS	75	20,000	20,000	—
Japanese Yen, Expiring 04/27/17	Citigroup Global Markets	JPY	1,234	10,999	10,967	(32)
Expiring 04/27/17	UBS AG	JPY	3,911	34,866	34,763	(103)
Mexican Peso, Expiring 03/08/17	Bank of America	MXN	385	18,752	18,390	(362)
Expiring 03/08/17	Bank of America	MXN	386	18,753	18,407	(346)
Expiring 03/08/17	Citigroup Global Markets	MXN	323	15,000	15,396	396
Expiring 03/08/17	Citigroup Global Markets	MXN	372	18,000	17,765	(235)
Expiring 03/08/17	Citigroup Global Markets	MXN	750	35,015	35,775	760
Expiring 03/08/17	Citigroup Global Markets	MXN	928	42,466	44,261	1,795
Expiring 03/08/17	UBS AG	MXN	395	19,000	18,864	(136)
New Taiwanese Dollar, Expiring 03/08/17	Bank of America	TWD	2,385	75,520	76,152	632
Expiring 03/08/17	Citigroup Global Markets	TWD	1,111	35,000	35,484	484
Expiring 03/08/17	Citigroup Global Markets	TWD	1,194	37,000	38,138	1,138
Expiring 03/08/17	Citigroup Global Markets	TWD	1,262	39,000	40,287	1,287
Expiring 03/08/17	Goldman Sachs & Co.	TWD	1,850	57,200	59,088	1,888
New Zealand Dollar, Expiring 04/12/17	Bank of America	NZD	89	62,673	65,476	2,803
Expiring 04/12/17	Citigroup Global Markets	NZD	14	10,000	10,006	6
Expiring 04/12/17	Citigroup Global Markets	NZD	25	18,000	18,381	381
Expiring 04/12/17	Citigroup Global Markets	NZD	27	19,000	19,610	610
Expiring 04/12/17	Citigroup Global Markets	NZD	28	20,000	20,174	174

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 04/12/17	Citigroup Global Markets	NZD	32	$23,000	$23,368	$368
Expiring 04/12/17	Citigroup Global Markets	NZD	72	50,712	52,755	2,043
Expiring 04/12/17	Citigroup Global Markets	NZD	89	63,200	64,943	1,743
Expiring 04/12/17	Goldman Sachs & Co.	NZD	124	88,999	90,979	1,980
Norwegian Krone, Expiring 04/21/17	Goldman Sachs & Co.	NOK	104	12,500	12,608	108
Expiring 04/21/17	JPMorgan Chase	NOK	1,235	147,686	149,879	2,193
Peruvian Nuevo Sol, Expiring 03/15/17	Citigroup Global Markets	PEN	72	21,317	21,898	581
Expiring 04/27/17	Citigroup Global Markets	PEN	39	11,476	11,844	368
Expiring 04/27/17	Citigroup Global Markets	PEN	77	22,527	23,260	733
Expiring 04/27/17	Goldman Sachs & Co.	PEN	216	63,602	65,410	1,808
Philippine Peso, Expiring 04/12/17	Barclays Capital Group	PHP	6,219	124,600	124,701	101
Polish Zloty, Expiring 04/21/17	Barclays Capital Group	PLN	120	29,433	29,976	543
Russian Ruble, Expiring 02/07/17	Bank of America	RUB	3,773	62,673	62,621	(52)
Expiring 02/07/17	Bank of America	RUB	19,925	322,516	330,709	8,193
Expiring 02/07/17	Citigroup Global Markets	RUB	433	7,000	7,192	192
Expiring 02/07/17	Goldman Sachs & Co.	RUB	547	9,000	9,087	87
Expiring 02/07/17	Goldman Sachs & Co.	RUB	657	11,000	10,910	(90)
Singapore Dollar, Expiring 03/16/17	Bank of America	SGD	50	35,250	35,716	466
Expiring 03/16/17	Bank of America	SGD	128	88,803	90,783	1,980
Expiring 03/16/17	Citigroup Global Markets	SGD	11	8,000	8,152	152
Expiring 03/16/17	Citigroup Global Markets	SGD	14	10,001	10,060	59
Expiring 03/16/17	Citigroup Global Markets	SGD	17	12,000	12,077	77
Expiring 03/16/17	Citigroup Global Markets	SGD	21	15,000	15,085	85
Expiring 03/16/17	Citigroup Global Markets	SGD	41	29,000	29,314	314
Expiring 03/16/17	Citigroup Global Markets	SGD	47	33,000	33,646	646
Expiring 03/16/17	Citigroup Global Markets	SGD	49	34,782	35,052	270
Expiring 03/16/17	Citigroup Global Markets	SGD	185	127,425	131,098	3,673
Expiring 03/16/17	Goldman Sachs & Co.	SGD	92	63,713	65,552	1,839
Expiring 03/16/17	JPMorgan Chase	SGD	228	157,200	161,705	4,505
South African Rand, Expiring 04/07/17	Citigroup Global Markets	ZAR	103	7,500	7,518	18
Expiring 04/07/17	Citigroup Global Markets	ZAR	160	11,722	11,747	25
Expiring 04/07/17	Goldman Sachs & Co.	ZAR	204	14,703	14,941	238
Expiring 04/07/17	Goldman Sachs & Co.	ZAR	1,130	80,694	82,834	2,140

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South African Rand (cont’d.),
Expiring 04/07/17	JPMorgan Chase	ZAR	1,216	$87,742	$89,140	$1,398
South Korean Won, Expiring 03/21/17	Citigroup Global Markets	KRW	12,916	11,000	11,119	119
Expiring 03/21/17	Citigroup Global Markets	KRW	14,032	12,000	12,080	80
Expiring 03/21/17	Citigroup Global Markets	KRW	15,563	13,000	13,398	398
Expiring 03/21/17	Citigroup Global Markets	KRW	23,434	20,000	20,174	174
Expiring 03/21/17	Citigroup Global Markets	KRW	25,609	22,001	22,047	46
Expiring 03/21/17	Citigroup Global Markets	KRW	30,639	26,000	26,377	377
Expiring 03/21/17	Goldman Sachs & Co.	KRW	5,873	5,000	5,056	56
Expiring 03/21/17	UBS AG	KRW	95,281	78,800	82,026	3,226
Swedish Krona, Expiring 04/21/17	Bank of America	SEK	557	62,800	63,961	1,161
Expiring 04/21/17	UBS AG	SEK	578	65,748	66,379	631
Expiring 04/21/17	UBS AG	SEK	884	100,447	101,430	983
Thai Baht, Expiring 02/17/17	Citigroup Global Markets	THB	282	8,000	8,006	6
Turkish Lira, Expiring 02/08/17	Citigroup Global Markets	TRY	31	8,000	8,144	144
Expiring 02/08/17	Citigroup Global Markets	TRY	34	9,000	8,997	(3)
Expiring 02/08/17	Citigroup Global Markets	TRY	57	15,000	15,058	58
Expiring 02/08/17	Citigroup Global Markets	TRY	64	17,000	17,014	14
Expiring 02/08/17	Citigroup Global Markets	TRY	145	40,020	38,264	(1,756)
Expiring 02/08/17	Citigroup Global Markets	TRY	246	68,000	64,935	(3,065)
Expiring 02/08/17	Goldman Sachs & Co.	TRY	72	18,967	19,008	41
Expiring 02/08/17	Goldman Sachs & Co.	TRY	155	40,925	41,010	85
Expiring 02/08/17	Goldman Sachs & Co.	TRY	155	40,925	41,105	180
Expiring 02/08/17	UBS AG	TRY	26	7,000	6,993	(7)

				$6,902,728	$6,999,923	97,195

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/12/17	Bank of America	AUD	113	$84,600	$85,232	$(632)
Expiring 04/12/17	Citigroup Global Markets	AUD	31	23,071	23,232	(161)
Expiring 04/12/17	Citigroup Global Markets	AUD	15	11,000	11,075	(75)
Expiring 04/12/17	Goldman Sachs & Co.	AUD	81	61,129	61,581	(452)
Expiring 04/12/17	JPMorgan Chase	AUD	207	155,850	156,507	(657)
Expiring 04/12/17	UBS AG	AUD	324	239,480	245,676	(6,196)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real, Expiring 02/02/17	Citigroup Global Markets	BRL	292	$91,573	$92,601	$(1,028)
Expiring 02/02/17	JPMorgan Chase	BRL	350	109,673	111,026	(1,353)
Expiring 02/02/17	Toronto Dominion	BRL	168	52,649	53,232	(583)
Expiring 02/02/17	UBS AG	BRL	293	92,938	93,097	(159)
Expiring 02/02/17	UBS AG	BRL	283	86,300	89,883	(3,583)
Expiring 02/02/17	UBS AG	BRL	41	11,999	13,096	(1,097)
British Pound, Expiring 04/27/17	Citigroup Global Markets	GBP	2,165	2,737,370	2,728,798	8,572
Expiring 04/27/17	Citigroup Global Markets	GBP	103	128,840	129,690	(850)
Expiring 04/27/17	Hong Kong & Shanghai Bank	GBP	96	118,415	120,684	(2,269)
Expiring 04/27/17	UBS AG	GBP	112	140,536	141,789	(1,253)
Canadian Dollar, Expiring 04/12/17	Barclays Capital Group	CAD	119	90,100	91,630	(1,530)
Expiring 04/12/17	Barclays Capital Group	CAD	118	88,021	90,450	(2,429)
Expiring 04/12/17	Citigroup Global Markets	CAD	1,562	1,179,742	1,201,577	(21,835)
Expiring 04/12/17	Citigroup Global Markets	CAD	118	89,000	90,965	(1,965)
Expiring 04/12/17	Citigroup Global Markets	CAD	17	13,000	13,289	(289)
Expiring 04/12/17	Citigroup Global Markets	CAD	16	12,000	12,045	(45)
Expiring 04/12/17	Citigroup Global Markets	CAD	13	10,000	10,058	(58)
Expiring 04/12/17	Citigroup Global Markets	CAD	11	8,000	8,078	(78)
Expiring 04/12/17	UBS AG	CAD	15	11,000	11,208	(208)
Chilean Peso, Expiring 04/12/17	Goldman Sachs & Co.	CLP	166,732	251,102	255,894	(4,792)
Colombian Peso, Expiring 04/12/17	Citigroup Global Markets	COP	149,495	50,377	50,513	(136)
Expiring 04/12/17	Citigroup Global Markets	COP	43,762	14,443	14,787	(344)
Expiring 04/12/17	Citigroup Global Markets	COP	23,600	7,776	7,974	(198)
Expiring 04/12/17	Citigroup Global Markets	COP	8,428	2,777	2,848	(71)
Czech Koruna, Expiring 04/12/17	Citigroup Global Markets	CZK	402	16,000	16,132	(132)
Euro, Expiring 04/27/17	Citigroup Global Markets	EUR	17,933	19,316,303	19,434,490	(118,187)
Expiring 04/27/17	Citigroup Global Markets	EUR	22	24,000	24,194	(194)
Expiring 04/27/17	Citigroup Global Markets	EUR	18	18,966	19,069	(103)
Expiring 04/27/17	Citigroup Global Markets	EUR	18	19,000	18,981	19
Expiring 04/27/17	Citigroup Global Markets	EUR	7	7,001	7,072	(71)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Euro (cont’d.),
Expiring 04/27/17	Goldman Sachs & Co.	EUR	109	$116,970	$117,625	$(655)
Expiring 04/27/17	Goldman Sachs & Co.	EUR	107	115,193	115,904	(711)
Expiring 04/27/17	Morgan Stanley	EUR	103	110,057	111,109	(1,052)
Expiring 04/27/17	UBS AG	EUR	26	28,000	28,272	(272)
Hungarian Forint, Expiring 04/21/17	Citigroup Global Markets	HUF	10,282	35,756	35,893	(137)
Indian Rupee, Expiring 03/08/17	Goldman Sachs & Co.	INR	3,180	46,200	46,657	(457)
Expiring 03/08/17	UBS AG	INR	4,276	62,518	62,736	(218)
Indonesian Rupiah, Expiring 03/20/17	Citigroup Global Markets	IDR	161,280	12,000	12,024	(24)
Expiring 03/20/17	Citigroup Global Markets	IDR	147,565	11,000	11,001	(1)
Expiring 03/20/17	UBS AG	IDR	833,404	61,100	62,134	(1,034)
Israeli Shekel, Expiring 04/21/17	Goldman Sachs & Co.	ILS	549	144,418	146,049	(1,631)
Japanese Yen, Expiring 04/27/17	Citigroup Global Markets	JPY	142,925	1,261,655	1,270,257	(8,602)
Expiring 04/27/17	Citigroup Global Markets	JPY	2,178	19,001	19,356	(355)
Expiring 04/27/17	Citigroup Global Markets	JPY	802	7,000	7,128	(128)
Expiring 04/27/17	Goldman Sachs & Co.	JPY	7,083	62,662	62,953	(291)
Mexican Peso, Expiring 03/08/17	UBS AG	MXN	770	36,500	36,736	(236)
New Taiwanese Dollar, Expiring 03/08/17	Bank of America	TWD	3,223	100,766	102,907	(2,141)
Expiring 03/08/17	Bank of America	TWD	2,017	62,733	64,402	(1,669)
Expiring 03/08/17	Citigroup Global Markets	TWD	2,028	62,800	64,752	(1,952)
Expiring 03/08/17	Citigroup Global Markets	TWD	1,004	32,000	32,070	(70)
Expiring 03/08/17	Citigroup Global Markets	TWD	865	27,000	27,615	(615)
Expiring 03/08/17	Citigroup Global Markets	TWD	789	25,000	25,192	(192)
Expiring 03/08/17	Citigroup Global Markets	TWD	674	21,000	21,512	(512)
Expiring 03/08/17	Citigroup Global Markets	TWD	594	19,000	18,972	28
Expiring 03/08/17	Citigroup Global Markets	TWD	592	19,000	18,893	107
Expiring 03/08/17	Citigroup Global Markets	TWD	564	18,000	18,019	(19)
Expiring 03/08/17	Citigroup Global Markets	TWD	408	12,999	13,029	(30)
Expiring 03/08/17	Citigroup Global Markets	TWD	380	12,000	12,120	(120)
Expiring 03/08/17	Citigroup Global Markets	TWD	316	10,000	10,087	(87)
Expiring 03/08/17	Citigroup Global Markets	TWD	252	8,000	8,042	(42)
Expiring 03/08/17	Goldman Sachs & Co.	TWD	503	16,000	16,075	(75)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 03/08/17	UBS AG	TWD	2,394	$75,000	$76,445	$(1,445)
New Zealand Dollar, Expiring 04/12/17	Bank of America	NZD	207	147,865	151,349	(3,484)
Expiring 04/12/17	Citigroup Global Markets	NZD	13	9,000	9,438	(438)
Expiring 04/12/17	Citigroup Global Markets	NZD	8	6,000	6,139	(139)
Expiring 04/12/17	Citigroup Global Markets	NZD	7	5,000	5,099	(99)
Expiring 04/12/17	Goldman Sachs & Co.	NZD	596	414,580	436,076	(21,496)
Norwegian Krone, Expiring 04/21/17	Citigroup Global Markets	NOK	82	10,000	9,976	24
Expiring 04/21/17	Citigroup Global Markets	NOK	75	9,000	9,126	(126)
Expiring 04/21/17	JPMorgan Chase	NOK	116	14,000	14,123	(123)
Expiring 04/21/17	UBS AG	NOK	108	13,000	13,106	(106)
Peruvian Nuevo Sol, Expiring 04/27/17	Citigroup Global Markets	PEN	76	23,000	23,107	(107)
Expiring 04/27/17	Citigroup Global Markets	PEN	43	13,000	13,145	(145)
Philippine Peso, Expiring 04/12/17	Citigroup Global Markets	PHP	1,909	38,000	38,271	(271)
Expiring 04/12/17	Citigroup Global Markets	PHP	1,292	25,775	25,912	(137)
Expiring 04/12/17	Citigroup Global Markets	PHP	1,147	23,000	23,005	(5)
Expiring 04/12/17	Citigroup Global Markets	PHP	1,062	21,000	21,295	(295)
Expiring 04/12/17	Citigroup Global Markets	PHP	1,051	21,000	21,084	(84)
Expiring 04/12/17	Citigroup Global Markets	PHP	553	11,000	11,090	(90)
Expiring 04/12/17	Goldman Sachs & Co.	PHP	1,504	30,000	30,151	(151)
Expiring 04/12/17	Goldman Sachs & Co.	PHP	1,055	21,000	21,164	(164)
Expiring 04/12/17	UBS AG	PHP	2,145	42,957	43,005	(48)
Russian Ruble, Expiring 02/07/17	Bank of America	RUB	5,402	88,401	89,663	(1,262)
Expiring 02/07/17	Bank of America	RUB	5,061	84,000	84,004	(4)
Expiring 02/07/17	Bank of America	RUB	4,465	74,310	74,105	205
Singapore Dollar, Expiring 03/16/17	Citigroup Global Markets	SGD	735	507,065	521,605	(14,540)
Expiring 03/16/17	Citigroup Global Markets	SGD	44	30,001	30,937	(936)
Expiring 03/16/17	Citigroup Global Markets	SGD	29	20,470	20,613	(143)
Expiring 03/16/17	UBS AG	SGD	90	62,500	63,814	(1,314)
Expiring 03/16/17	UBS AG	SGD	28	19,000	19,574	(574)
South African Rand, Expiring 04/07/17	Citigroup Global Markets	ZAR	194	14,000	14,238	(238)
Expiring 04/07/17	Citigroup Global Markets	ZAR	137	10,000	10,054	(54)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won, Expiring 03/21/17	Bank of America	KRW	74,306	$62,510	$63,969	$(1,459)
Expiring 03/21/17	Citigroup Global Markets	KRW	29,066	24,000	25,022	(1,022)
Expiring 03/21/17	Citigroup Global Markets	KRW	25,074	21,000	21,586	(586)
Expiring 03/21/17	Citigroup Global Markets	KRW	20,564	17,000	17,703	(703)
Expiring 03/21/17	Hong Kong & Shanghai Bank	KRW	219,605	187,777	189,056	(1,279)
Expiring 03/21/17	JPMorgan Chase	KRW	20,491	17,000	17,640	(640)
Swedish Krona, Expiring 04/21/17	Citigroup Global Markets	SEK	72	8,000	8,232	(232)
Expiring 04/21/17	Citigroup Global Markets	SEK	53	6,000	6,109	(109)
Swiss Franc, Expiring 04/27/17	Citigroup Global Markets	CHF	492	494,668	499,471	(4,803)
Thai Baht, Expiring 02/17/17	Citigroup Global Markets	THB	978	27,725	27,780	(55)
Expiring 02/17/17	Citigroup Global Markets	THB	883	25,000	25,083	(83)
Turkish Lira, Expiring 02/08/17	Bank of America	TRY	770	219,486	203,618	15,868
Expiring 02/08/17	Bank of America	TRY	234	62,673	61,881	792
Expiring 02/08/17	Citigroup Global Markets	TRY	86	22,600	22,697	(97)
Expiring 02/08/17	Citigroup Global Markets	TRY	33	9,000	8,605	395
Expiring 02/08/17	Citigroup Global Markets	TRY	29	8,000	7,625	375
Expiring 02/08/17	Goldman Sachs & Co.	TRY	23	6,139	6,194	(55)
Expiring 02/08/17	UBS AG	TRY	67	18,753	17,711	1,042
Expiring 02/08/17	UBS AG	TRY	67	18,753	17,712	1,041

				$31,089,367	$31,316,381	(227,014)

						$(129,819)

Cross currency exchange contracts outstanding at January 31, 2017:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
02/02/2017	Buy	GBP	100	EUR	117	$(13)	JPMorgan Chase
03/08/2017	Buy	MXN	376	EUR	16	289	Citigroup Global Markets
04/07/2017	Buy	ZAR	161	EUR	11	(115)	Citigroup Global Markets
04/12/2017	Buy	AUD	52	GBP	31	(30)	UBS AG
04/12/2017	Buy	CAD	82	NZD	90	(2,315)	Bank of America
04/12/2017	Buy	AUD	86	EUR	60	20	JPMorgan Chase
04/12/2017	Buy	CZK	3,183	EUR	119	(609)	JPMorgan Chase
04/12/2017	Buy	GBP	35	CAD	59	(646)	Goldman Sachs & Co.
04/12/2017	Buy	AUD	51	GBP	31	(92)	UBS AG
04/21/2017	Buy	EUR	27	PLN	116	(43)	Citigroup Global Markets

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts (cont’d.):
04/21/2017	Buy	HUF	10,286	EUR	33	$(42)	Citigroup Global Markets
04/21/2017	Buy	NOK	419	GBP	40	176	Goldman Sachs & Co.
04/21/2017	Buy	NOK	523	EUR	59	(157)	Bank of America
04/27/2017	Buy	CHF	64	EUR	60	(31)	Citigroup Global Markets
04/27/2017	Buy	CHF	64	JPY	7,375	(308)	Citigroup Global Markets
04/27/2017	Buy	CHF	65	EUR	61	(126)	JPMorgan Chase
04/27/2017	Buy	EUR	42	GBP	36	318	Goldman Sachs & Co.
04/27/2017	Buy	EUR	58	JPY	7,189	(563)	Bank of America
04/27/2017	Buy	EUR	116	GBP	100	12	JPMorgan Chase
04/27/2017	Buy	GBP	83	EUR	96	265	Bank of America

						$(4,010)

Credit default swap agreements outstanding at January 31, 2017:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at January 31, 2017(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.EM.26.V1	12/20/21	1.000%		1,700	$(102,110)	$(100,132)	$1,978
iTraxx.XO.26.V1	12/20/21	5.000%	EUR	530	54,033	53,418	(615)

					$(48,077)	$(46,714)	$1,363

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swap agreements outstanding at January 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
CAD	3,500	12/22/18	1.178%	3 Month Canadian Bankers Acceptances(2)	$—	$5,288	$5,288
HUF	95,000	01/12/27	4.150%	6 Month BUBOR(2)	—	(131)	(131)
JPY	180,000	12/22/36	0.641%	6 Month JPY LIBOR(2)	—	(18,895)	(18,895)
JPY	45,000	12/22/41	0.732%	6 Month JPY LIBOR(2)	—	(7,892)	(7,892)
MXN	4,685	12/09/26	7.780%	28 Day Mexican Interbank Rate(2)	(1,031)	(804)	227
NZD	600	01/10/27	3.420%	3 Month New Zealand Bank Bill(2)	—	(5,706)	(5,706)
PLN	1,000	01/10/27	3.030%	6 Month WIBOR(2)	—	(1,168)	(1,168)
SEK	2,500	12/30/26	1.106%	3 Month STIBOR(2)	—	(3,932)	(3,932)

					$(1,031)	$(33,240)	$(32,209)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
ILS	1,150	01/12/27	1.975%	3 Month TELBOR(2)	$(2,363)	$—	$(2,363)	Citigroup Global Markets
KRW	850,000	01/06/27	1.800%	3 Month KWCDC(2)	(5,808)	(19)	(5,789)	Citigroup Global Markets

					$(8,171)	$(19)	$(8,152)

Cash of $278,000 has been segregated with Citigroup Global Markets and a Foreign Treasury Obligation with a market value of $ 481,583 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at January 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Security
United States	$—	$99,980	$—
Corporate Bonds
Australia	—	112,142	—
Austria	—	223,666	—
Brazil	—	111,860	—
China	—	220,623	—
France	—	273,730	—
Germany	—	602,886	—
Ireland	—	109,570	—
Italy	—	112,409	—
Luxembourg	—	128,172	—
Mexico	—	116,896	—
Netherlands	—	398,477	—
Norway	—	115,261	—
Russia	—	113,944	—
Spain	—	224,172	—
United Kingdom	—	1,040,576	—
United States	—	2,011,678	—
Foreign Government Bonds
Argentina	—	104,714	—
Australia	—	375,207	—
Belgium	—	1,308,557	—
Brazil	—	222,391	—
Canada	—	888,630	—
Colombia	—	243,362	—
Cyprus	—	486,021	—
France	—	1,120,009	—
Germany	—	3,265,058	—
Greece	—	558,583	—
Hungary	—	116,230	—
Indonesia	—	226,521	—
Ireland	—	177,095	—

Italy	—	2,408,778	—
Japan	—	862,262	—
Mexico	—	225,725	—
Norway	—	301,299	—
Peru	—	245,022	—
Portugal	—	319,488	—
Romania	—	110,675	—
South Korea	—	114,145	149,036
Spain	—	1,424,792	—
Turkey	—	226,588	—
United Kingdom	—	2,199,665	—
Collateralized Mortgage Obligations
Cayman Islands	—	250,199	—
Netherlands	—	—	1,079,506
United Kingdom	—	809,629	—
Affiliated Mutual Fund	489,549	—	—
Other Financial Instruments*
Futures Contracts	18,975	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(129,819)	—
OTC Cross Currency Exchange Contracts	—	(4,010)	—
Centrally Cleared Credit Default Swaps Agreements	—	1,363	—
Centrally Cleared Interest Rate Swap Agreements	—	(32,209)	—
OTC Interest Rate Swap Agreements	—	(8,171)	—

Total	$508,524	$24,433,841	$1,228,542

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Mortgage Obligations	Foreign Government Bonds
Balance as of 10/31/2016	$—	$—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)**	(1,190)	2,301
Purchases/Exchanges/Issuances	1,080,696	146,768
Sales/Paydowns	—	—
Accrued discount/premium	—	(33)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 01/31/2017	$1,079,506	$149,036

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $1,111 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2017	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Collateralized Mortgage Obligations	$1,079,506	Pricing at Cost	Unadjusted Purchase Price	$107.95
Foreign Government Bonds	149,036	Pricing at Cost	Unadjusted Purchase Price	$74.52

	$1,228,542

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Foreign Government Bonds	71.0%
Collateralized Mortgage Obligations	8.6
Banks	3.2
Oil & Gas	2.1
Affiliated Mutual Fund	2.0
Media	1.9
Retail	1.4
Insurance	1.4
Auto Parts & Equipment	1.3
Entertainment	1.0
Investment Companies	0.9
Electric	0.9
Healthcare-Products	0.8
Food	0.8
Real Estate Investment Trusts (REITs)	0.8
Auto Manufacturers	0.7
Diversified Financial Services	0.5
Containers & Packaging	0.5
Transportation	0.5
Diversified Machinery	0.5
Pharmaceuticals	0.5
Software	0.5
Lodging	0.5
Apparel	0.5
Household Products/Wares	0.5
Telecommunications	0.4
Commercial Services	0.4
Distribution/Wholesale	0.4

Electrical Components & Equipment	0.4
Forest Products & Paper	0.4
Non-Residential Mortgage-Backed Securities	0.4

105.7
Liabilities in excess of other assets	(5.7)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of January 31, 2017 categorized by risk exposure:

Derivative Fair Value at 01/31/17
Credit contracts	$1,363
Foreign exchange contracts	(133,829)
Interest rate contracts	(21,405)

Total	$(153,871)

Prudential QMA Large-Cap Core Equity Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
CONSUMER DISCRETIONARY — 10.5%
Auto Components — 0.4%
Cooper-Standard Holding, Inc.*	2,700	$284,256
Dana, Inc.	15,100	304,114
Tenneco, Inc.*	3,400	229,330

		817,700

Automobiles — 0.3%
Ford Motor Co.	60,200	744,072

Hotels, Restaurants & Leisure — 1.7%
Biglari Holdings, Inc.*	200	88,640
Extended Stay America, Inc.	13,500	218,835
International Game Technology PLC	5,300	139,973
Jack in the Box, Inc.	3,300	356,136
McDonald’s Corp.	21,700	2,659,769
Yum China Holdings, Inc.*	4,800	131,904

		3,595,257

Household Durables — 0.8%
D.R. Horton, Inc.	14,500	433,695
Lennar Corp. (Class A Stock)	2,100	93,765
Whirlpool Corp.	6,900	1,206,741

		1,734,201

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.*	2,200	1,811,656
FTD Cos., Inc.*	10,800	248,184
Netflix, Inc.*	12,600	1,772,946

		3,832,786

Leisure Products — 0.1%
Vista Outdoor, Inc.*	4,200	121,002

Media — 1.7%
Cinemark Holdings, Inc.	8,200	348,500
Comcast Corp. (Class A Stock)	4,000	301,680
Discovery Communications, Inc. (Class C Stock)*	8,000	221,680
New Media Investment Group, Inc.	9,300	141,732
TEGNA, Inc.	15,500	355,105
Time Warner, Inc.	5,100	493,935
Tribune Media Co. (Class A Stock)	3,800	109,592
Twenty-First Century Fox, Inc. (Class A Stock)	11,200	351,456
Twenty-First Century Fox, Inc. (Class B Stock)	20,600	638,806
Viacom, Inc. (Class B Stock)	14,800	623,672

		3,586,158

Specialty Retail — 3.4%
Foot Locker, Inc.	7,500	514,050
Francesca’s Holdings Corp.*	5,700	99,408
Gap, Inc. (The)	21,100	485,933
Home Depot, Inc. (The)	18,100	2,490,198
Ross Stores, Inc.	26,800	1,771,748
Staples, Inc.	26,000	239,200
Tilly’s, Inc. (Class A Stock)*	8,300	111,220
TJX Cos., Inc. (The)	22,500	1,685,700

		7,397,457

Textiles, Apparel & Luxury Goods — 0.3%
Culp, Inc.	3,000	96,600
NIKE, Inc. (Class B Stock)	10,200	539,580

		636,180

CONSUMER STAPLES — 7.7%
Beverages — 1.3%
PepsiCo, Inc.	25,894	2,687,279

Food & Staples Retailing — 2.3%
CVS Health Corp.	22,400	1,765,344
Kroger Co. (The)	21,800	740,328
Wal-Mart Stores, Inc.	35,370	2,360,594
Walgreens Boots Alliance, Inc.	300	24,582

		4,890,848

Food Products — 2.1%
Archer-Daniels-Midland Co.	35,300	1,562,378
Conagra Foods, Inc.	28,400	1,110,156
Lamb Weston Holdings, Inc.	9,466	353,650
Tyson Foods, Inc. (Class A Stock)	23,400	1,469,286

		4,495,470

Household Products — 0.6%
Colgate-Palmolive Co.	6,400	413,312
Kimberly-Clark Corp.	4,400	532,972
Procter & Gamble Co. (The)	3,764	329,726

		1,276,010

Tobacco — 1.4%
Altria Group, Inc.	42,400	3,018,032

ENERGY — 7.2%
Oil, Gas & Consumable Fuels — 7.2%
Anadarko Petroleum Corp.	8,000	556,240
Chevron Corp.	9,284	1,033,773
ConocoPhillips	36,700	1,789,492
CONSOL Energy, Inc.	20,200	342,188
Devon Energy Corp.	8,100	368,874
Energen Corp.*	5,000	269,450
Exxon Mobil Corp.	47,474	3,982,594
Kinder Morgan, Inc.	70,600	1,577,204
Marathon Petroleum Corp.	28,300	1,359,815
Newfield Exploration Co.*	25,100	1,006,008
Noble Energy, Inc.	5,300	210,728
Phillips 66	18,950	1,546,699
SM Energy Co.	3,500	106,785
Southwestern Energy Co.*	31,800	286,518
Tesoro Corp.	9,300	751,905
Valero Energy Corp.	2,900	190,704

		15,378,977

FINANCIALS — 14.0%
Banks — 7.8%
Bank of America Corp.	169,468	3,836,756
Citigroup, Inc.	41,600	2,322,528
JPMorgan Chase & Co.	56,200	4,756,206
PNC Financial Services Group, Inc. (The)	12,100	1,457,566
Regions Financial Corp.	19,300	278,113

U.S. Bancorp	7,991	420,726
Wells Fargo & Co.	64,464	3,631,257

		16,703,152

Capital Markets — 2.8%
Ameriprise Financial, Inc.	7,700	864,479
BlackRock, Inc.	4,500	1,682,910
Goldman Sachs Group, Inc. (The)	10,400	2,384,928
Raymond James Financial, Inc.	8,500	636,905
State Street Corp.	4,100	312,420

		5,881,642

Consumer Finance — 1.4%
Discover Financial Services	22,700	1,572,656
Navient Corp.	32,400	487,296
Nelnet, Inc. (Class A Stock)	12,000	588,360
Synchrony Financial	11,900	426,258

		3,074,570

Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	6,600	1,083,324

Insurance — 1.3%
Aflac, Inc.	18,300	1,280,817
Allstate Corp. (The)	19,200	1,444,032
Unum Group	3,400	154,462

		2,879,311

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ares Commercial Real Estate Corp.	3,100	41,788
Chimera Investment Corp.	17,500	308,525

		350,313

HEALTH CARE — 14.8%
Biotechnology — 3.6%
AbbVie, Inc.	13,900	849,429
Amgen, Inc.	13,400	2,099,512
Biogen, Inc.*	5,100	1,413,924
Celgene Corp.*	17,500	2,032,625
Gilead Sciences, Inc.	7,100	514,395
Vertex Pharmaceuticals, Inc.*	8,600	738,482

		7,648,367

Health Care Equipment & Supplies — 3.9%
Abbott Laboratories	4,700	196,319
Baxter International, Inc.	26,900	1,288,779
Becton, Dickinson & Co.	8,700	1,542,423
C.R. Bard, Inc.	3,700	878,121
Danaher Corp.	13,400	1,124,528
Hill-Rom Holdings, Inc.	4,400	259,028
Hologic, Inc.*	19,300	782,229
Medtronic PLC	27,500	2,090,550
Stryker Corp.	2,100	259,413

		8,421,390

Health Care Providers & Services — 3.2%
Aetna, Inc.	14,300	1,696,123
Anthem, Inc.	9,900	1,525,986
Express Scripts Holding Co.*	5,300	365,064

HCA Holdings, Inc.*	1,100	88,308
UnitedHealth Group, Inc.	19,700	3,193,370

		6,868,851

Health Care Technology — 0.2%
Cerner Corp.*	7,200	386,712

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.	7,400	1,127,686

Pharmaceuticals — 3.4%
Allergan PLC*	1,000	218,890
Johnson & Johnson	25,499	2,887,762
Merck & Co., Inc.	18,200	1,128,218
Pfizer, Inc.	93,634	2,971,007

		7,205,877

INDUSTRIALS — 10.4%
Aerospace & Defense — 3.6%
BWX Technologies, Inc.	4,900	203,301
General Dynamics Corp.	11,500	2,082,420
Huntington Ingalls Industries, Inc.	5,100	989,196
Lockheed Martin Corp.	4,000	1,005,320
Northrop Grumman Corp.	8,100	1,855,548
Orbital ATK, Inc.	2,700	234,765
Raytheon Co.	5,200	749,632
Spirit AeroSystems Holdings, Inc. (Class A Stock)	8,600	516,430

		7,636,612

Air Freight & Logistics — 0.8%
FedEx Corp.	8,600	1,626,346

Airlines — 1.2%
Southwest Airlines Co.	37,400	1,956,394
United Continental Holdings, Inc.*	8,700	613,089

		2,569,483

Building Products — 0.2%
Allegion PLC	2,400	157,608
Armstrong World Industries, Inc.*	1,100	43,945
Trex Co., Inc.*	1,000	67,730
Universal Forest Products, Inc.	1,900	193,249

		462,532

Commercial Services & Supplies — 0.1%
Steelcase, Inc. (Class A Stock)	10,200	171,360

Construction & Engineering — 0.3%
Argan, Inc.	2,600	191,750
EMCOR Group, Inc.	4,100	285,729
KBR, Inc.	12,600	214,326

		691,805

Electrical Equipment — 0.4%
Emerson Electric Co.	13,400	786,044
EnerSys	900	70,155

		856,199

Industrial Conglomerates — 1.1%
3M Co.	7,500	1,311,150

General Electric Co.	39,279	1,166,586

		2,477,736

Machinery — 1.1%
Cummins, Inc.	4,800	705,648
Fortive Corp.	22,100	1,222,351
Ingersoll-Rand PLC	2,200	174,570
Kadant, Inc.	2,600	160,160
Lydall, Inc.*	3,000	183,000

		2,445,729

Professional Services — 0.1%
Insperity, Inc.	1,900	135,850

Road & Rail — 1.5%
AMERCO	700	263,669
Norfolk Southern Corp.	8,400	986,664
Union Pacific Corp.	18,500	1,971,730

		3,222,063

INFORMATION TECHNOLOGY — 22.2%
Communications Equipment — 1.2%
Cisco Systems, Inc.	75,350	2,314,752
F5 Networks, Inc.*	1,200	160,836
NETGEAR, Inc.*	3,200	182,080

		2,657,668

Electronic Equipment, Instruments & Components — 0.1%
Itron, Inc.*	400	24,680
Sanmina Corp.*	7,500	292,125

		316,805

Internet Software & Services — 5.8%
Akamai Technologies, Inc.*	18,100	1,241,479
Alphabet, Inc. (Class A Stock)*	2,670	2,189,907
Alphabet, Inc. (Class C Stock)*	4,577	3,646,908
eBay, Inc.*	32,400	1,031,292
Facebook, Inc. (Class A Stock)*	32,200	4,196,304

		12,305,890

IT Services — 2.2%
Accenture PLC (Class A Stock)	8,700	990,669
Booz Allen Hamilton Holding Corp.	6,100	206,302
CACI International, Inc. (Class A Stock)*	500	61,400
Cognizant Technology Solutions Corp. (Class A Stock)*	9,200	483,828
DST Systems, Inc.	1,100	126,665
International Business Machines Corp.	6,870	1,198,952
Mastercard, Inc. (Class A Stock)	4,000	425,320
Sykes Enterprises, Inc.*	7,800	217,854
Travelport Worldwide Ltd.	6,100	87,596
Visa, Inc. (Class A Stock)	10,400	860,184

		4,658,770

Semiconductors & Semiconductor Equipment — 2.7%
Applied Materials, Inc.	46,600	1,596,050
Intel Corp.	44,800	1,649,536
QUALCOMM, Inc.	12,100	646,503

Texas Instruments, Inc.	24,000	1,812,960

		5,705,049

Software — 5.4%
Adobe Systems, Inc.*	6,800	770,984
Citrix Systems, Inc.*	15,700	1,431,683
Dell Technologies, Inc. (Class V Stock)*	48	3,024
Electronic Arts, Inc.*	16,500	1,376,595
Intuit, Inc.	12,100	1,434,818
Manhattan Associates, Inc.*	6,600	338,316
Microsoft Corp.	58,600	3,788,490
Oracle Corp.	57,900	2,322,369

		11,466,279

Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	61,520	7,465,452
Hewlett Packard Enterprise Co.	60,000	1,360,800
HP, Inc.	47,700	717,885
Seagate Technology PLC	14,000	632,100

		10,176,237

MATERIALS — 3.9%
Chemicals — 1.5%
Chemours Co. (The)	2,800	73,976
GCP Applied Technologies, Inc.*	4,300	115,885
Huntsman Corp.	7,100	144,769
LyondellBasell Industries NV (Class A Stock)	17,200	1,604,244
PPG Industries, Inc.	7,800	780,078
Trinseo SA	7,700	498,575
Westlake Chemical Corp.	600	37,146

		3,254,673

Containers & Packaging — 0.5%
Greif, Inc. (Class A Stock)	4,100	236,078
Owens-Illinois, Inc.*	7,300	137,970
Packaging Corp. of America	7,300	672,914

		1,046,962

Metals & Mining — 1.7%
Freeport-McMoRan, Inc.*	64,700	1,077,255
Nucor Corp.	19,900	1,155,991
Steel Dynamics, Inc.	40,700	1,376,067

		3,609,313

Paper & Forest Products — 0.2%
KapStone Paper & Packaging Corp.	13,300	318,934

REAL ESTATE — 1.4%
Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp.	1,600	165,600
CoreCivic, Inc.	9,100	264,264
Prologis, Inc.	18,800	918,380
Ryman Hospitality Properties, Inc.	7,100	434,378
Xenia Hotels & Resorts, Inc.	56,800	1,042,280

		2,824,902

Real Estate Management & Development — 0.1%
Jones Lang LaSalle, Inc.	1,200	123,636

TELECOMMUNICATIONS SERVICES — 1.5%
Diversified Telecommunication Services — 1.5%
AT&T, Inc.	6,054	255,237
Verizon Communications, Inc.	58,200	2,852,382

		3,107,619

Wireless Telecommunication Services
United States Cellular Corp.*	2,200	98,098

UTILITIES — 3.8%
Electric Utilities — 1.9%
American Electric Power Co., Inc.	9,100	582,946
Duke Energy Corp.	21,200	1,665,048
Exelon Corp.	34,500	1,237,860
PG&E Corp.	9,600	594,144

		4,079,998

Gas Utilities — 0.4%
Atmos Energy Corp.	5,200	396,136
UGI Corp.	10,900	505,433

		901,569

Independent Power & Renewable Electricity Producers — 0.6%
AES Corp.	111,100	1,270,984

Multi-Utilities — 0.9%
MDU Resources Group, Inc.	11,900	349,265
NiSource, Inc.	22,600	505,562
Public Service Enterprise Group, Inc.	20,900	924,825

		1,779,652

TOTAL LONG-TERM INVESTMENTS (cost $135,210,192)		207,841,377

SHORT-TERM INVESTMENTS — 2.7%
AFFILIATED MUTUAL FUNDS — 2.6%
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(a)	5,488,672	5,488,672
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund(a)	131	131

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,488,803)		5,488,803

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills, 0.529%, 03/16/17(b)(c) (cost $199,876)	200	199,897

TOTAL SHORT-TERM INVESTMENTS (cost $5,688,679)		5,688,700

TOTAL INVESTMENTS — 100.1% (cost $140,898,871)(d)	213,530,077
Liabilities in excess of other assets(e) — (0.1)%	(202,354)

NET ASSETS — 100.0%	$213,327,723

The following abbreviation is used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(d)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$140,949,978

Appreciation	72,895,308
Depreciation	(315,209)

Net Unrealized Appreciation	$72,580,099

The book basis may differ from tax basis due to certain tax-related adjustments.

(e)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
	Long Position:
48	S&P 500 E-Mini Index	Mar. 2017	$5,449,245	$5,458,800	$9,555

A U.S. Treasury Obligation with a market value of $199,897 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at January 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Consumer Discretionary	$22,464,813	$—	$—
Consumer Staples	16,367,639	—	—
Energy	15,378,977	—	—
Financials	29,972,312	—	—
Health Care	31,658,883	—	—
Industrials	22,295,715	—	—
Information Technology	47,286,698	—	—

Materials	8,229,882	—	—
Real Estate	2,948,538	—	—
Telecommunications Services	3,205,717	—	—
Utilities	8,032,203	—	—
Affiliated Mutual Funds	5,488,803	—	—
U.S. Treasury Obligation	—	199,897	—
Other Financial Instruments*
Futures Contracts	9,555	—	—

Total	$213,339,735	$199,897	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of January 31, 2017 categorized by risk exposure:

Derivative Fair Value at 1/31/17
Equity contracts	9,555

Prudential Real Estate Income Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.7%
COMMON STOCKS — 83.2%
Diversified REITs — 13.1%
Agellan Commercial Real Estate Investment Trust (Canada)	13,161	$114,492
Lexington Realty Trust	21,202	227,285
Spirit Realty Capital, Inc.	40,741	428,595
STORE Capital Corp.	3,489	82,550
Suntec Real Estate Investment Trust (Singapore)	263,168	323,436

		1,176,358

Health Care REITs — 26.8%
Care Capital Properties, Inc.	17,097	422,467
Community Healthcare Trust, Inc.	26,471	570,980
MedEquities Realty Trust, Inc.	40,241	438,627
Omega Healthcare Investors, Inc.	7,004	224,618
Physicians Realty Trust	9,392	174,222
Sabra Health Care REIT, Inc.	5,857	148,768
Senior Housing Properties Trust	13,948	265,709
Ventas, Inc.	2,848	175,636

		2,421,027

Hotel & Resort REITs — 7.1%
Chesapeake Lodging Trust	12,245	313,472
DiamondRock Hospitality Co.	117	1,319
MGM Growth Properties LLC (Class A Stock)	12,586	324,970

		639,761

Industrial REITs — 10.0%
Ascendas Real Estate Investment Trust (Singapore)	90,096	157,313
Cache Logistics Trust (Singapore)	754,696	434,888
Frasers Logistics & Industrial Trust (Singapore)	296,346	197,588
STAG Industrial, Inc.	4,730	109,452

		899,241

Office REITs — 4.4%
alstria office REIT-AG (Germany)	7,255	90,747
Keppel REIT (Singapore)	428,968	307,216

		397,963

Residential REITs — 3.9%
Empiric Student Property PLC (United Kingdom)	65,898	89,467
Invincible Investment Corp. (Japan)	378	178,795
Irish Residential Properties REIT PLC (Ireland)	69,243	86,777

		355,039

Retail REITs — 16.9%
DDR Corp.	12,032	182,646
Eurocommercial Properties NV (Netherlands)	5,677	210,777
Mapletree Commercial Trust (Singapore)	312,497	339,988
Retail Properties of America, Inc. (Class A Stock)	5,829	87,260
Slate Retail REIT (Canada)	12,500	135,543
Starhill Global REIT (Singapore)	284,247	154,497
Washington Prime Group, Inc.	27,532	265,684
Wereldhave NV (Netherlands)	3,419	149,871

		1,526,266

Specialized REITs — 1.0%
Four Corners Property Trust, Inc.	4,211	91,842

TOTAL COMMON STOCKS (cost $7,466,639)		7,507,497

PREFERRED STOCKS — 16.5%
Diversified REITs — 2.5%
Gramercy Property Trust	8,600	226,180

Hotel & Resort REITs — 3.5%
Pebblebrook Hotel Trust(a)	3,348	83,164
Sunstone Hotel Investors, Inc.	8,900	229,620

		312,784

Industrial REITs — 2.4%
Rexford Industrial Realty, Inc.	4,700	110,144
STAG Industrial, Inc.	4,000	104,720

		214,864

Residential REITs — 2.1%
American Homes 4 Rent	7,550	185,655

Retail REITs — 6.0%
CBL & Associates Properties, Inc., New Money	1,650	40,673
Cedar Realty Trust, Inc.	6,450	160,282
GGP, Inc., New Money	3,700	93,573
Pennsylvania Real Estate Investment Trust, New Money*	10,000	251,500

		546,028

Specialized REITs
DuPont Fabros Technology, Inc.	13	344

TOTAL PREFERRED STOCKS (cost $1,489,727)		1,485,855

TOTAL LONG-TERM INVESTMENTS (cost $8,956,366)		8,993,352

SHORT-TERM INVESTMENTS — 3.4%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(b)	239,453	239,453
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $68,987; includes $68,850 of cash collateral for securities on loan)(b)(c)	68,987	69,000

TOTAL SHORT-TERM INVESTMENTS (cost $308,440)		308,453

TOTAL INVESTMENTS — 103.1% (cost $9,264,806)(d)		9,301,805
Liabilities in excess of other assets — (3.1)%		(281,046)

NET ASSETS — 100.0%		$9,020,759

The following abbreviations are used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter
REITs	Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $67,068; cash collateral of $68,850 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(d)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$9,382,328

Appreciation	160,949
Depreciation	(241,472)

Net Unrealized Depreciation	$(80,523)

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange ratesand other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$852,922	$323,436	$—
Health Care REITs	2,421,027	—	—
Hotel & Resort REITs	639,761	—	—
Industrial REITs	109,452	789,789	—
Office REITs	—	397,963	—
Residential REITs	—	355,039	—
Retail REITs	671,133	855,133	—
Specialized REITs	91,842	—	—
Preferred Stocks
Diversified REITs	226,180	—	—
Hotel & Resort REITs	312,784	—	—
Industrial REITs	214,864	—	—
Residential REITs	185,655	—	—
Retail REITs	546,028	—	—
Specialized REITs	344	—	—
Affiliated Mutual Funds	308,453	—	—

Total	$6,580,445	$2,721,360	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Sector Allocation:

The sector allocation of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Health Care REITs	26.8%
Retail REITs	22.9
Diversified REITs	15.6
Industrial REITs	12.4
Hotel & Resort REITs	10.6
Residential REITs	6.0
Office REITs	4.4
Affiliated Mutual Funds (including 0.8% of collateral for securities on loan)	3.4
Specialized REITs	1.0%

103.1
Liabilities in excess of other assets	(3.1)

100.0%

Prudential Select Real Estate Fund

Schedule of Investments

as of January 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Diversified Real Estate Activities — 3.5%
Sumitomo Realty & Development Co. Ltd. (Japan)	4,215	$114,023
Sun Hung Kai Properties Ltd. (Hong Kong)	7,034	96,795

		210,818

Diversified REITs — 10.1%
Empire State Realty Trust, Inc. (Class A Stock)	4,440	90,976
Forest City Realty Trust, Inc. (Class A Stock)	7,150	161,876
Hibernia REIT PLC (Ireland)	70,630	92,887
ICADE (France)	838	59,410
STORE Capital Corp.	4,160	98,425
Suntec Real Estate Investment Trust (Singapore)	84,650	104,035

		607,609

Health Care REITs — 5.5%
Community Healthcare Trust, Inc.	2,511	54,162
MedEquities Realty Trust, Inc.	15,390	167,751
Physicians Realty Trust	5,820	107,961

		329,874

Hotel & Resort REITs — 2.6%
MGM Growth Properties LLC (Class A Stock)	6,000	154,920

Industrial REITs — 3.7%
LaSalle Logiport REIT (Japan)	97	92,421
Rexford Industrial Realty, Inc.	5,566	126,404

		218,825

Office REITs — 13.8%
Alexandria Real Estate Equities, Inc.	1,974	218,759
Columbia Property Trust, Inc.	5,500	122,375
Hudson Pacific Properties, Inc.	6,800	240,788
Keppel REIT (Singapore)	160,630	115,039
SL Green Realty Corp.	1,200	130,764

		827,725

Real Estate Development — 1.5%
Kennedy Wilson Europe Real Estate PLC (United Kingdom)	7,766	92,866

Real Estate Operating Companies — 4.3%
First Capital Realty, Inc. (Canada)	9,300	147,942
TLG Immobilien AG (Germany)	5,698	108,292

		256,234

Residential REITs — 16.9%
American Campus Communities, Inc.	1,800	87,516
Camden Property Trust	1,400	116,998
Empiric Student Property PLC (United Kingdom)	83,283	113,070
Equity LifeStyle Properties, Inc.	2,480	183,371
Equity Residential	3,280	199,326
Essex Property Trust, Inc.	696	156,113
Irish Residential Properties REIT PLC (Ireland)	73,398	91,984
Sun Communities, Inc.	813	64,032

		1,012,410

Retail REITs — 21.7%
DDR Corp.	9,400	142,692
Equity One, Inc.	3,056	95,317

Federal Realty Investment Trust	1,590	223,284
Ggp, Inc.	4,705	116,872
Kenedix Retail REIT Corp. (Japan)	61	147,009
Macerich Co. (The)	2,500	171,725
Retail Properties of America, Inc. (Class A Stock)	13,289	198,936
Simon Property Group, Inc.	500	91,885
Taubman Centers, Inc.	1,550	109,802

		1,297,522

Specialized REITs — 15.9%
CoreSite Realty Corp.	1,200	103,356
CubeSmart	6,000	150,780
Digital Realty Trust, Inc.	1,200	129,156
Extra Space Storage, Inc.	3,145	226,597
Four Corners Property Trust, Inc.	9,990	217,882
Life Storage, Inc.	1,500	122,175

		949,946

TOTAL LONG-TERM INVESTMENTS (cost $5,911,443)		5,958,749

SHORT-TERM INVESTMENT — 1.9%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $113,722)(a)	113,722	113,722

TOTAL INVESTMENTS — 101.4% (cost $6,025,165)(b)		6,072,471
Liabilities in excess of other assets — (1.4)%		(86,706)

NET ASSETS — 100.0%		$5,985,765

The following abbreviations are used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter
REIT	Real Estate Investment Trust

(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(b)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$6,075,451

Appreciation	211,154
Depreciation	(214,134)

Net Unrealized Depreciation	$(2,980)

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Real Estate Activities	$—	$210,818	$—
Diversified REITs	351,277	256,332	—
Health Care REITs	329,874	—	—
Hotel & Resort REITs	154,920	—	—
Industrial REITs	126,404	92,421	—
Office REITs	712,686	115,039	—
Real Estate Development	—	92,866	—
Real Estate Operating Companies	147,942	108,292	—
Residential REITs	807,356	205,054	—
Retail REITs	1,150,513	147,009	—
Specialized REITs	949,946	—	—
Affiliated Mutual Fund	113,722	—	—

Total	$4,844,640	$1,227,831	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedules of Investments (unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following each Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Subject to guidelines adopted by the Board, each Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds may invest their overnight sweep cash in the Prudential Core Ultra Short Bond Fund and their securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.   Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Investment Portfolios 9

By (Signature and Title)*	/s/ Deborah A. Docs

Deborah A. Docs
Secretary of the Fund

Date March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker

Stuart S. Parker
President and Principal Executive Officer

Date March 22, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam

M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date March 22, 2017

*	Print the name and title of each signing officer under his or her signature.